UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04719
                                                     ---------

                               The Westwood Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                       THE
                                    WESTWOOD
                                      FUNDS

                                   EQUITY FUND
                                  BALANCED FUND
                             INTERMEDIATE BOND FUND
                              SMALLCAP EQUITY FUND
                                   REALTY FUND
                              MIGHTY MITES(SM) FUND

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2005

                                                         THE WESTWOOD FUNDS
                                                         ==================
                                           EQUITY FUND                            SMALLCAP EQUITY FUND
                                           BALANCED FUND                          REALTY FUND
                                           INTERMEDIATE BOND FUND                 MIGHTY MITES(SM) FUND

                                         CLASS AAA SHARES                                         CLASS A SHARES
                      -----------------------------------------------------    -----------------------------------------------------
                         Average Annual Returns -- March 31, 2005 (a)(e)          Average Annual Returns -- March 31, 2005 (a)(b)(e)

                                                                 Since                                                Since
                                 1 Year    5 Year     10 Year  Inception              1 Year    5 Year     10 Year  Inception
                                 ---------------------------------------              ---------------------------------------
Equity .......................   14.69%     2.58%      12.34%    11.77%                9.83%     1.48%      11.57%    11.31%
Balanced .....................    9.06      4.23       10.57     10.45                 4.38      3.11        9.85      9.81
Intermediate Bond ............   (0.21)     5.90        6.23      6.06                (4.28)     4.97        5.77      5.71
SmallCap Equity ..............   17.47     (8.55)        N/A      6.13                12.47     (9.34)        N/A      5.48
Realty .......................    8.38     18.03         N/A      9.97                 3.78     16.83         N/A      9.24
Mighty Mites(SM) .............   11.18      8.79         N/A     13.98                 6.43      7.72         N/A     13.17

                                          CLASS B SHARES                                          CLASS C SHARES
                      -----------------------------------------------------    -----------------------------------------------------
                         Average Annual Returns -- March 31, 2005 (a)(c)(e)       Average Annual Returns -- March 31, 2005 (a)(d)(e)

                                                                 Since                                                Since
                                 1 Year    5 Year     10 Year  Inception              1 Year    5 Year     10 Year  Inception
                                 ---------------------------------------              ---------------------------------------
Equity .......................    8.82%     1.62%      11.85%    11.47%               12.79%     1.97%      11.84%    11.46%
Balanced .....................    3.26      3.28       10.13     10.01                 7.17      3.72       10.18     10.05
Intermediate Bond ............   (5.91)     4.90        5.89      5.81                (1.67)     5.39        5.97      5.87
SmallCap Equity ..............   11.55     (9.44)        N/A      5.75                14.97     (8.91)        N/A      5.87
Realty .......................    2.66     17.39         N/A      9.71                 6.58     17.74         N/A      9.79
Mighty Mites(SM) .............    5.30      7.88         N/A     13.51                 9.34      8.20         N/A     13.54

(a) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. OF COURSE, RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR THE INTERMEDIATE BOND, SMALLCAP EQUITY, REALTY AND MIGHTY MITES(SM) FUNDS, THE ADVISER REIMBURSED EXPENSES TO LIMIT THE EXPENSE RATIO. HAD SUCH LIMITATIONS NOT BEEN IN PLACE, RETURNS WOULD HAVE BEEN LOWER. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 4.0% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE UPON REDEMPTION OF CLASS B SHARES WITHIN 72 MONTHS.

(d) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE UPON REDEMPTION OF CLASS C SHARES WITHIN 12 MONTHS.

(e) THE PERFORMANCE OF THE CLASS AAA SHARES IS USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES. THE PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE INCEPTION DATES FOR THE CLASS AAA SHARES AND THE INITIAL ISSUANCE DATES FOR THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES AFTER WHICH SHARES REMAINED CONTINUOUSLY OUTSTANDING ARE LISTED BELOW.

                                 Class AAA Shares    Class A Shares     Class B Shares     Class C Shares
                                 ----------------    --------------     --------------     --------------
Equity .......................       01/02/87           01/28/94           03/27/01           02/13/01
Balanced .....................       10/01/91           04/06/93           03/27/01           09/25/01
Intermediate Bond ............       10/01/91           07/26/01           03/27/01           10/22/01
SmallCap Equity ..............       04/15/97           11/26/01           03/27/01           11/26/01
Realty .......................       09/30/97           05/09/01           11/26/01           11/26/01
Mighty Mites(SM) .............       05/11/98           11/26/01           06/06/01           08/03/01

THE WESTWOOD FUNDS
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from
October 1, 2004 through March 31, 2005                             EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended March 31, 2005.

                           Beginning        Ending       Annualized    Expenses
                         Account Value   Account Value    Expense    Paid During
                            10/1/04         3/31/05        Ratio       Period*
--------------------------------------------------------------------------------
WESTWOOD EQUITY FUND
--------------------------------------------------------------------------------
Actual Fund Return
Class AAA ............   $    1,000.00     $  1,105.00     1.50%        $  7.87
Class A ..............   $    1,000.00     $  1,103.00     1.75%        $  9.18
Class B ..............   $    1,000.00     $  1,099.90     2.26%        $ 11.83
Class C ..............   $    1,000.00     $  1,099.70     2.25%        $ 11.78

Hypothetical 5% Return
Class AAA ............   $    1,000.00     $  1,017.45     1.50%        $  7.54
Class A ..............   $    1,000.00     $  1,016.21     1.75%        $  8.80
Class B ..............   $    1,000.00     $  1,013.66     2.26%        $ 11.35
Class C ..............   $    1,000.00     $  1,013.71     2.25%        $ 11.30

THE WESTWOOD FUNDS
DISCLOSURE OF FUND EXPENSES (CONTINUED) (UNAUDITED)
For the Six Month Period from
October 1, 2004 through March 31, 2005                             EXPENSE TABLE
--------------------------------------------------------------------------------

                                            Beginning       Ending       Annualized    Expenses
                                          Account Value  Account Value    Expense     Paid During
                                             10/1/04        3/31/05        Ratio        Period*
-------------------------------------------------------------------------------------------------
WESTWOOD BALANCED FUND
-------------------------------------------------------------------------------------------------
Actual Fund Return
Class AAA                                  $  1,000.00    $  1,064.60      1.23%       $   6.33
Class A                                    $  1,000.00    $  1,062.60      1.48%       $   7.61
Class B                                    $  1,000.00    $  1,060.60      1.98%       $  10.17
Class C                                    $  1,000.00    $  1,059.70      1.98%       $  10.17

Hypothetical 5% Return
Class AAA                                  $  1,000.00    $  1,018.80      1.23%       $   6.19
Class A                                    $  1,000.00    $  1,017.55      1.48%       $   7.44
Class B                                    $  1,000.00    $  1,015.06      1.98%       $   9.95
Class C                                    $  1,000.00    $  1,015.06      1.98%       $   9.95

-------------------------------------------------------------------------------------------------
WESTWOOD INTERMEDIATE BOND FUND
-------------------------------------------------------------------------------------------------
Actual Fund Return
Class AAA                                  $  1,000.00    $    998.10      1.00%       $   4.98
Class A                                    $  1,000.00    $    997.60      1.10%       $   5.48
Class B                                    $  1,000.00    $    994.40      1.75%       $   8.70
Class C                                    $  1,000.00    $    995.50      1.75%       $   8.71

Hypothetical 5% Return
Class AAA                                  $  1,000.00    $  1,019.95      1.00%       $   5.04
Class A                                    $  1,000.00    $  1,019.45      1.10%       $   5.54
Class B                                    $  1,000.00    $  1,016.21      1.75%       $   8.80
Class C                                    $  1,000.00    $  1,016.21      1.75%       $   8.80

-------------------------------------------------------------------------------------------------
WESTWOOD SMALLCAP EQUITY FUND
-------------------------------------------------------------------------------------------------
Actual Fund Return
Class AAA                                  $  1,000.00    $  1,125.60      1.50%       $   7.95
Class A                                    $  1,000.00    $  1,123.50      1.75%       $   9.26
Class B                                    $  1,000.00    $  1,120.80      2.25%       $  11.90
Class C                                    $  1,000.00    $  1,114.60      2.25%       $  11.86

Hypothetical 5% Return
Class AAA                                  $  1,000.00    $  1,017.45      1.50%       $   7.54
Class A                                    $  1,000.00    $  1,016.21      1.75%       $   8.80
Class B                                    $  1,000.00    $  1,013.71      2.25%       $  11.30
Class C                                    $  1,000.00    $  1,013.71      2.25%       $  11.30

                                            Beginning       Ending       Annualized     Expenses
                                          Account Value  Account Value    Expense     Paid During
                                             10/1/04        3/31/05        Ratio        Period*
-------------------------------------------------------------------------------------------------
WESTWOOD REALTY FUND
-------------------------------------------------------------------------------------------------
Actual Fund Return
Class AAA                                  $  1,000.00    $  1,075.00      1.50%       $   7.76
Class A                                    $  1,000.00    $  1,073.40      1.75%       $   9.05
Class B                                    $  1,000.00    $  1,070.60      2.25%       $  11.62
Class C                                    $  1,000.00    $  1,070.80      2.25%       $  11.62

Hypothetical 5% Return
Class AAA                                  $  1,000.00    $  1,017.45      1.50%       $   7.54
Class A                                    $  1,000.00    $  1,016.21      1.75%       $   8.80
Class B                                    $  1,000.00    $  1,013.71      2.25%       $  11.30
Class C                                    $  1,000.00    $  1,013.71      2.25%       $  11.30

-------------------------------------------------------------------------------------------------
WESTWOOD MIGHTY MITES FUND
-------------------------------------------------------------------------------------------------
Actual Fund Return
Class AAA                                  $  1,000.00    $  1,124.30      1.50%       $   7.94
Class A                                    $  1,000.00    $  1,122.80      1.75%       $   9.26
Class B                                    $  1,000.00    $  1,120.10      2.25%       $  11.89
Class C                                    $  1,000.00    $  1,119.90      2.25%       $  11.89

Hypothetical 5% Return
Class AAA                                  $  1,000.00    $  1,017.45      1.50%       $   7.54
Class A                                    $  1,000.00    $  1,016.21      1.75%       $   8.80
Class B                                    $  1,000.00    $  1,013.71      2.25%       $  11.30
Class C                                    $  1,000.00    $  1,013.71      2.25%       $  11.30

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365._

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

PROXY VOTING

The Funds file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Funds' proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following tables present portfolio holdings as a percent of total net assets.

--------------------------------------------------------------------------------
WESTWOOD EQUITY FUND
--------------------------------------------------------------------------------
Financial Services ....................................................   23.8%
Energy and Utilities: Oil .............................................    8.8%
Energy and Utilities: Integrated ......................................    7.6%
Diversified Industrial.................................................    7.6%
Telecommunications ....................................................    5.9%
Aerospace .............................................................    5.2%
Metals and Mining .....................................................    5.1%
Transportation ........................................................    5.0%
Retail ................................................................    4.0%
Consumer Products .....................................................    3.7%
Aviation: Parts and Services ..........................................    2.6%
Computer Software and Services ........................................    2.5%
Energy and Utilities: Natural Gas .....................................    2.5%
Food and Beverage .....................................................    2.5%
Specialty Chemicals ...................................................    2.5%
Communications Equipment ..............................................    2.4%
Computer Hardware .....................................................    2.4%
Cable .................................................................    2.4%
Hotels and Gaming .....................................................    1.3%
Paper and Forest Products .............................................    1.3%
Other Assets and Liabilities (Net) ....................................    0.9%
                                                                         -----
                                                                         100.0%
                                                                         =====

--------------------------------------------------------------------------------
WESTWOOD BALANCED FUND
--------------------------------------------------------------------------------
Financial Services ....................................................   16.6%
U.S. Government Agency Obligations ....................................   15.3%
U.S. Government Obligations ...........................................   11.5%
Energy and Utilities: Integrated ......................................    5.9%
Energy and Utilities: Oil .............................................    5.6%
Diversified Industrial.................................................    5.1%
Telecommunications ....................................................    4.5%
Retail ................................................................    4.3%
Consumer Products .....................................................    3.7%
Transportation ........................................................    3.2%
Aerospace .............................................................    3.1%
Metals and Mining .....................................................    2.9%
Computer Hardware .....................................................    2.8%
Food and Beverage .....................................................    2.1%
Aviation: Parts and Services ..........................................    1.5%
Paper and Forest Products .............................................    1.5%
Cable .................................................................    1.4%
Communications Equipment ..............................................    1.4%
Energy and Utilities: Natural Gas .....................................    1.4%
Foreign Government Bonds ..............................................    1.4%
Specialty Chemicals ...................................................    1.4%
Real Estate Investment Trusts .........................................    1.2%
Hotels and Gaming .....................................................    0.7%
Asset Backed Securities ...............................................    0.6%
Other Assets and Liabilities (Net) ....................................    0.9%
                                                                         -----
                                                                         100.0%
                                                                         =====

--------------------------------------------------------------------------------
WESTWOOD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
Corporate Bonds .......................................................   39.3%
U.S. Government Agency Obligations ....................................   32.7%
U.S. Government Obligations ...........................................   19.1%
Foreign Government Bonds ..............................................    4.8%
Asset Backed Securities ...............................................    2.3%
Other Assets and Liabilities (Net) ....................................    1.8%
                                                                         -----
                                                                         100.0%
                                                                         =====

--------------------------------------------------------------------------------
WESTWOOD SMALLCAP EQUITY FUND
--------------------------------------------------------------------------------
Financial Services ....................................................   15.9%
Energy and Utilities ..................................................   15.3%
Real Estate ...........................................................   10.1%
Aerospace .............................................................    6.2%
Diversified Industrial.................................................    6.1%
Health Care ...........................................................    5.9%
Equipment and Supplies ................................................    4.1%
Computer Software and Services ........................................    4.0%
Hotels and Gaming .....................................................    4.0%
Food and Beverage .....................................................    4.0%
Consumer Products .....................................................    4.0%
Metals and Mining .....................................................    4.0%
Transportation ........................................................    3.9%
Paper and Forest Products .............................................    3.0%
Retail ................................................................    2.1%
Electronics ...........................................................    2.0%
Specialty Chemicals ...................................................    1.2%
Building and Construction .............................................    1.1%
Business Services .....................................................    1.0%
Telecommunications ....................................................    1.0%
Other Assets and Liabilities (Net) ....................................    1.1%
                                                                         -----
                                                                         100.0%
                                                                         =====

--------------------------------------------------------------------------------
WESTWOOD REALTY FUND
--------------------------------------------------------------------------------
Shopping Centers ......................................................   19.2%
Office Property .......................................................   16.9%
Apartments ............................................................   15.4%
Diversified Property ..................................................   13.0%
Hotels ................................................................    5.4%
Transportation ........................................................    4.8%
Health Care ...........................................................    4.0%
Telecommunications ....................................................    4.0%
Industrial Property ...................................................    3.9%
Public Storage ........................................................    3.5%
U.S. Government Obligations ...........................................    2.3%
Paper and Forest Products .............................................    2.1%
Entertainment .........................................................    2.0%
Manufactured Housing ..................................................    1.6%
Other Assets and Liabilities (Net) ....................................    1.9%
                                                                         -----
                                                                         100.0%
                                                                         =====
--------------------------------------------------------------------------------
WESTWOOD MIGHTY MITES(SM)FUND
--------------------------------------------------------------------------------
Financial Services ....................................................   15.7%
Health Care ...........................................................   12.0%
Manufactured Housing and Recreational Vehicles ........................    8.7%
Equipment and Supplies ................................................    6.9%
Automotive: Parts and Accessories .....................................    6.7%
Broadcasting ..........................................................    5.8%
Consumer Products .....................................................    5.4%
Diversified Industrial ................................................    4.7%
Real Estate ...........................................................    3.4%
Business Services .....................................................    3.2%
Energy and Utilities: Natural Gas .....................................    2.9%
Computer Software and Services ........................................    2.7%
Telecommunications ....................................................    2.3%
Energy and Utilities: Integrated ......................................    1.9%
Food and Beverage .....................................................    1.9%
Publishing ............................................................    1.9%
Entertainment .........................................................    1.9%
Aviation: Parts and Services ..........................................    1.8%
Energy and Utilities: Services ........................................    1.3%
Energy and Utilities: Water ...........................................    1.3%
Specialty Chemicals ...................................................    1.3%
Electronics ...........................................................    1.1%
Educational Services ..................................................    1.0%
Retail ................................................................    0.6%
Energy and Utilities: Electric ........................................    0.6%
Paper and Forest Products .............................................    0.5%
Closed-End Funds ......................................................    0.5%
Restaurants ...........................................................    0.4%
Building and Construction .............................................    0.4%
Hotels and Gaming .....................................................    0.3%
Communications Equipment ..............................................    0.3%
Agriculture ...........................................................    0.2%
Transportation ........................................................    0.2%
Cable .................................................................    0.1%
Wireless Communications ...............................................    0.1%
Consumer Services .....................................................    0.1%
Metals and Mining .....................................................    0.0%
Other Assets and Liabilities (Net) ....................................   (0.1)%
                                                                         -----
                                                                         100.0%
                                                                         =====

THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDED DECEMBER 31, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUNDS' FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

THE WESTWOOD EQUITY FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             COMMON STOCKS -- 99.1%
             AEROSPACE -- 5.2%
    77,100   Boeing Co. .........................   $  2,741,219   $  4,507,266
    74,300   Lockheed Martin Corp. ..............      3,805,245      4,536,758
                                                    ------------   ------------
                                                       6,546,464      9,044,024
                                                    ------------   ------------
             AVIATION: PARTS AND SERVICES -- 2.6%
    44,500   United Technologies Corp. ..........      2,734,221      4,523,870
                                                    ------------   ------------
             CABLE -- 2.4%
   127,400   Comcast Corp., Cl. A, Special+ .....      3,655,516      4,255,160
                                                    ------------   ------------
             COMMUNICATIONS EQUIPMENT -- 2.4%
   277,200   Motorola Inc. ......................      4,647,226      4,149,684
                                                    ------------   ------------
             COMPUTER HARDWARE -- 2.4%
    47,000   International Business
                Machines Corp. ..................      3,890,129      4,294,860
                                                    ------------   ------------
             COMPUTER SOFTWARE AND SERVICES -- 2.5%
   180,400   Microsoft Corp. ....................      4,863,723      4,360,268
                                                    ------------   ------------
             CONSUMER PRODUCTS -- 3.7%
    33,800   Altria Group Inc. ..................      1,419,700      2,210,182
    83,300   Colgate-Palmolive Co. ..............      4,258,678      4,345,761
                                                    ------------   ------------
                                                       5,678,378      6,555,943
                                                    ------------   ------------
             DIVERSIFIED INDUSTRIAL -- 7.6%
    66,100   Eaton Corp. ........................      3,630,519      4,322,940
   125,300   General Electric Co. ...............      3,573,180      4,518,318
    49,600   ITT Industries Inc. ................      4,092,879      4,475,904
                                                    ------------   ------------
                                                      11,296,578     13,317,162
                                                    ------------   ------------
             ENERGY AND UTILITIES: INTEGRATED -- 7.6%
    88,000   Burlington Resources Inc. ..........      2,371,043      4,406,160
    40,900   ConocoPhillips .....................      2,511,790      4,410,656
    62,400   Entergy Corp. ......................      3,876,423      4,409,184
                                                    ------------   ------------
                                                       8,759,256     13,226,000
                                                    ------------   ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 2.5%
    71,306   Apache Corp. .......................      2,244,078      4,366,066
                                                    ------------   ------------
             ENERGY AND UTILITIES: OIL -- 8.8%
    74,600   ChevronTexaco Corp. ................      3,341,944      4,349,926
    73,800   Exxon Mobil Corp. ..................      2,990,984      4,398,480
    47,700   Marathon Oil Corp. .................      1,781,617      2,238,084
    44,370   Murphy Oil Corp. ...................      2,890,004      4,380,650
                                                    ------------   ------------
                                                      11,004,549     15,367,140
                                                    ------------   ------------
             FINANCIAL SERVICES -- 23.8%
    85,100   American Express Co. ...............      3,216,300      4,371,587
    99,300   Bank of America Corp. ..............      2,606,684      4,379,130
    45,400   Bear Stearns Companies Inc. ........      2,989,394      4,535,460
    98,133   Citigroup Inc. .....................      4,044,665      4,410,097
    79,300   Comerica Inc. ......................      4,754,389      4,367,844
    93,500   Eaton Vance Corp. ..................      1,710,521      2,191,640
    63,800   Franklin Resources Inc. ............      4,155,730      4,379,870
   124,484   JPMorgan Chase & Co. ...............      4,241,430      4,307,147

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
    46,400   Lehman Brothers Holdings Inc. ......   $  3,413,277   $  4,369,024
    75,100   Prudential Financial Inc. ..........      2,432,342      4,310,740
                                                    ------------   ------------
                                                      33,564,732     41,622,539
                                                    ------------   ------------
             FOOD AND BEVERAGE -- 2.5%
    63,700   Dean Foods Co.+ ....................      1,995,908      2,184,910
    44,500   General Mills Inc. .................      2,057,602      2,187,175
                                                    ------------   ------------
                                                       4,053,510      4,372,085
                                                    ------------   ------------
             HOTELS AND GAMING -- 1.3%
    37,200   Starwood Hotels & Resorts
                Worldwide Inc. ..................      1,687,802      2,233,116
                                                    ------------   ------------
             METALS AND MINING -- 5.1%
   143,400   Alcoa Inc. .........................      4,246,740      4,357,926
    44,300   Phelps Dodge Corp. .................      3,903,198      4,506,639
                                                    ------------   ------------
                                                       8,149,938      8,864,565
                                                    ------------   ------------
             PAPER AND FOREST PRODUCTS -- 1.3%
    47,228   Rayonier Inc. ......................      1,870,674      2,339,203
                                                    ------------   ------------
             RETAIL -- 4.0%
    68,900   Federated Department Stores Inc. ...      3,310,917      4,384,796
    19,291   Sears Holdings Corp.+ ..............      2,501,526      2,569,047
                                                    ------------   ------------
                                                       5,812,443      6,953,843
                                                    ------------   ------------
             SPECIALTY CHEMICALS -- 2.5%
    86,100   E.I. du Pont de Nemours and Co. ....      3,948,772      4,411,764
                                                    ------------   ------------
             TELECOMMUNICATIONS -- 5.9%
    80,100   ALLTEL Corp. .......................      4,355,072      4,393,485
    45,600   Harris Corp. .......................      1,338,698      1,488,840
   124,404   Verizon Communications Inc. ........      4,757,437      4,416,342
                                                    ------------   ------------
                                                      10,451,207     10,298,667
                                                    ------------   ------------
             TRANSPORTATION -- 5.0%
    79,100   Burlington Northern Santa Fe Corp. .      3,427,986      4,265,863
     8,100   Nordic American Tanker
                Shipping Ltd. ...................        395,980        384,345
    37,000   Overseas Shipholding Group Inc. ....      2,128,017      2,327,670
    94,900   Top Tankers Inc. ...................      1,478,637      1,760,395
                                                    ------------   ------------
                                                       7,430,620      8,738,273
                                                    ------------   ------------
             TOTAL COMMON STOCKS ................    142,289,816    173,294,232
                                                    ------------   ------------
             TOTAL INVESTMENTS -- 99.1% .........   $142,289,816    173,294,232
                                                    ============

             OTHER ASSETS AND LIABILITIES (NET) -- 0.9% ........      1,595,531
                                                                   ------------
             NET ASSETS -- 100.0% ..............................   $174,889,763
                                                                   ============
------------------
             For Federal tax purposes:
             Aggregate cost ....................................   $142,289,816
                                                                   ============
             Gross unrealized appreciation .....................   $ 32,744,686
             Gross unrealized depreciation .....................     (1,740,270)
                                                                   ------------
             Net unrealized appreciation (depreciation) ........   $ 31,004,416
                                                                   ============
------------------
+     Non-income producing security.

               See accompanying notes to financial statements.

THE WESTWOOD EQUITY FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             COMMON STOCKS -- 60.0%
             AEROSPACE -- 3.1%
    42,100   Boeing Co. .........................   $  1,490,018   $  2,461,166
    35,500   Lockheed Martin Corp. ..............      1,822,227      2,167,630
                                                    ------------   ------------
                                                       3,312,245      4,628,796
                                                    ------------   ------------
             AVIATION: PARTS AND SERVICES -- 1.5%
    22,000   United Technologies Corp. ..........      1,242,768      2,236,520
                                                    ------------   ------------
             CABLE -- 1.4%
    62,400   Comcast Corp., Cl. A Special+ ......      1,778,117      2,084,160
                                                    ------------   ------------
             COMMUNICATIONS EQUIPMENT -- 1.4%
   137,500   Motorola Inc. ......................      2,187,372      2,058,375
                                                    ------------   ------------
             COMPUTER HARDWARE -- 1.4%
    21,800   International Business
                Machines Corp. ..................      1,614,298      1,992,084
                                                    ------------   ------------
             CONSUMER PRODUCTS -- 3.7%
    17,000   Altria Group Inc. ..................        695,986      1,111,630
    41,200   Colgate-Palmolive Co. ..............      2,113,916      2,149,404
    88,400   Microsoft Corp. ....................      2,369,314      2,136,628
                                                    ------------   ------------
                                                       5,179,216      5,397,662
                                                    ------------   ------------
             DIVERSIFIED INDUSTRIAL -- 4.3%
    32,800   Eaton Corp. ........................      1,925,242      2,145,120
    59,400   General Electric Co. ...............      1,615,176      2,141,964
    23,100   ITT Industries Inc. ................      1,902,185      2,084,544
                                                    ------------   ------------
                                                       5,442,603      6,371,628
                                                    ------------   ------------
             ENERGY AND UTILITIES: INTEGRATED -- 5.9%
    44,100   Burlington Resources Inc. ..........      1,226,587      2,208,087
    19,800   ConocoPhillips .....................      1,248,253      2,135,232
    32,900   Entergy Corp. ......................      2,034,360      2,324,714
    45,000   Kinder Morgan Energy Partners LP ...      1,811,147      2,025,000
                                                    ------------   ------------
                                                       6,320,347      8,693,033
                                                    ------------   ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 1.4%
    34,680   Apache Corp. .......................      1,160,528      2,123,457
                                                    ------------   ------------
             ENERGY AND UTILITIES: OIL -- 4.9%
    34,300   ChevronTexaco Corp. ................      1,464,401      2,000,033
    34,900   Exxon Mobil Corp. ..................      1,261,115      2,080,040
    23,200   Marathon Oil Corp. .................        866,689      1,088,544
    21,543   Murphy Oil Corp. ...................      1,365,571      2,126,940
                                                    ------------   ------------
                                                       4,957,776      7,295,557
                                                    ------------   ------------
             FINANCIAL SERVICES -- 13.9%
    41,000   American Express Co. ...............      1,545,897      2,106,170
    48,700   Bank of America Corp. ..............      1,461,792      2,147,670
    22,600   Bear Stearns Companies Inc. ........      1,546,332      2,257,740
    47,933   Citigroup Inc. .....................      1,773,086      2,154,109
    38,800   Comerica Inc. ......................      2,297,701      2,137,104
    43,600   Eaton Vance Corp. ..................        780,998      1,021,984
    32,000   Franklin Resources Inc. ............      2,091,859      2,196,800
    60,896   JPMorgan Chase & Co. ...............      2,139,181      2,107,002

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
    24,800   Lehman Brothers Holdings Inc. ......   $  1,803,114   $  2,335,168
    36,400   Prudential Financial Inc. ..........      1,169,588      2,089,360
                                                    ------------   ------------
                                                      16,609,548     20,553,107
                                                    ------------   ------------
             FOOD AND BEVERAGE -- 1.5%
    32,100   Dean Foods Co.+ ....................        998,725      1,101,030
    21,600   General Mills Inc. .................        993,496      1,061,640
                                                    ------------   ------------
                                                       1,992,221      2,162,670
                                                    ------------   ------------
             HOTELS AND GAMING -- 0.7%
    18,000   Starwood Hotels & Resorts
                Worldwide Inc. ..................        816,139      1,080,540
                                                    ------------   ------------
             METALS AND MINING -- 2.9%
    69,900   Alcoa Inc. .........................      1,920,211      2,124,261
    21,900   Phelps Dodge Corp. .................      1,935,455      2,227,887
                                                    ------------   ------------
                                                       3,855,666      4,352,148
                                                    ------------   ------------
             PAPER AND FOREST PRODUCTS -- 1.5%
    23,678   Rayonier Inc. ......................        959,831      1,172,771
    14,500   Temple-Inland Inc. .................        826,239      1,051,975
                                                    ------------   ------------
                                                       1,786,070      2,224,746
                                                    ------------   ------------
             RETAIL -- 2.5%
    37,100   Federated Department Stores Inc. ...      1,820,771      2,361,044
     9,441   Sears Holdings Corp.+ ..............      1,224,265      1,257,288
                                                    ------------   ------------
                                                       3,045,036      3,618,332
                                                    ------------   ------------
             SPECIALTY CHEMICALS -- 1.4%
    41,200   E.I. du Pont de Nemours and Co. ....      1,881,432      2,111,088
                                                    ------------   ------------
             TELECOMMUNICATIONS -- 3.4%
    39,500   ALLTEL Corp. .......................      2,155,233      2,166,575
    22,400   Harris Corp. .......................        516,296        731,360
    60,738   Verizon Communications Inc. ........      2,261,711      2,156,199
                                                    ------------   ------------
                                                       4,933,240      5,054,134
                                                    ------------   ------------
             TRANSPORTATION -- 3.2%
    41,700   Burlington Northern Santa Fe Corp. .      1,766,702      2,248,881
     6,800   Nordic American Tanker
                Shipping Ltd. ...................        331,990        322,660
    20,900   Overseas Shipholding Group Inc. ....      1,201,071      1,314,819
    45,700   Top Tankers Inc. ...................        734,440        847,735
                                                    ------------   ------------
                                                       4,034,203      4,734,095
                                                    ------------   ------------
             TOTAL COMMON STOCKS ................     72,148,825     88,772,132
                                                    ------------   ------------

PRINCIPAL
  AMOUNT
----------
             ASSET BACKED SECURITIES -- 0.6%
$  825,000   GS Mortgage Securities Corp. II,
                97-GL Cl. A2D,
                6.940%, 07/13/30                         832,570        867,537
                                                    ------------   ------------

                See accompanying notes to financial statements.

THE WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
  AMOUNT                                                COST          VALUE
----------                                          ------------   ------------
             CORPORATE BONDS -- 10.3%
             COMPUTER HARDWARE -- 1.4%
$  750,000   Hewlett-Packard Co.,
                3.625%, 03/15/08 ................   $    748,587   $    735,854
 1,250,000   IBM Corp.,
                4.875%, 10/01/06 ................      1,276,811      1,267,169
                                                    ------------   ------------
                                                       2,025,398      2,003,023
                                                    ------------   ------------
             DIVERSIFIED INDUSTRIAL -- 0.8%
 1,200,000   General Electric Co.,
                5.000%, 02/01/13 ................      1,214,424      1,200,177
                                                    ------------   ------------
             ENERGY AND UTILITIES: OIL -- 0.7%
 1,005,000   Occidental Petroleum,
                4.250%, 03/15/10 ................      1,007,754        984,067
                                                    ------------   ------------
             FINANCIAL SERVICES -- 2.7%
 1,250,000   Bank of America Corp.,
                5.375%, 06/15/14 ................      1,306,464      1,272,259
 1,125,000   Citigroup Inc.,
                6.500%, 01/18/11 ................      1,247,340      1,223,643
 1,450,000   Goldman Sachs Group Inc.,
                6.650%, 05/15/09 ................      1,460,370      1,557,445
                                                    ------------   ------------
                                                       4,014,174      4,053,347
                                                    ------------   ------------
             FOOD AND BEVERAGE -- 0.6%
   950,000   Anheuser-Busch Cos. Inc.,
                4.375%, 01/15/13 ................        934,679        925,185
                                                    ------------   ------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.2%
 1,600,000   Archstone-Smith Trust,
                7.200%, 03/01/13 ................      1,554,009      1,764,720
                                                    ------------   ------------
             RETAIL -- 1.8%
 1,275,000   Neiman Marcus Group Inc.,
                6.650%, 06/01/08 ................      1,274,435      1,348,172
 1,250,000   Wal-Mart Stores,
                6.875%, 08/10/09 ................      1,311,894      1,363,040
                                                    ------------   ------------
                                                       2,586,329      2,711,212
                                                    ------------   ------------
             TELECOMMUNICATIONS -- 1.1%
 1,460,000   Verizon Communications, Deb.,
                6.460%, 04/15/08 ................      1,466,973      1,545,644
                                                    ------------   ------------
             TOTAL CORPORATE BONDS ..............     14,803,740     15,187,375
                                                    ------------   ------------

             FOREIGN GOVERNMENT BONDS -- 1.4%
 1,000,000   Canadian Government Global Bond,
                6.750%, 08/28/06 ................      1,015,685      1,040,229
 1,000,000   Republic of Italy Global Bond,
                2.500%, 03/31/06 ................        999,683        990,158
                                                    ------------   ------------
             TOTAL FOREIGN
                GOVERNMENT BONDS ................      2,015,368      2,030,387
                                                    ------------   ------------

             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.3%
             FEDERAL HOME LOAN BANK -- 2.3%
 2,000,000      3.250%, 08/15/05 ................      2,012,759      2,001,712
 1,500,000      2.875%, 08/15/06 ................      1,482,594      1,481,680
                                                    ------------   ------------
                                                       3,495,353      3,483,392
                                                    ------------   ------------

PRINCIPAL                                                             MARKET
  AMOUNT                                                COST          VALUE
----------                                          ------------   ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 7.8%
$1,000,000      5.500%, 07/15/06 ................   $  1,028,724   $  1,021,394
 2,000,000      3.500%, 09/15/07 ................      2,016,435      1,976,954
   600,000      4.750%, 12/08/10 ................        599,059        598,186
 1,250,000      5.000%, 07/15/14 ................      1,299,599      1,265,442
 2,000,000      Zero Coupon, 05/24/05 ...........      1,992,816      1,992,816
 1,200,000      Zero Coupon, 06/28/05 ...........      1,192,168      1,191,713
 1,500,000      Zero Coupon, 08/23/05 ...........      1,483,380      1,481,730
 2,000,000      Zero Coupon, 10/11/05 ...........      1,967,941      1,965,420
                                                    ------------    ------------
                                                      11,580,122     11,493,655
                                                    ------------    ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.2%
 2,000,000      2.000%, 01/15/06 ................      1,991,941      1,975,642
 1,000,000      2.625%, 11/15/06 ................        997,945        980,462
 1,250,000      7.125%, 03/15/07 ................      1,298,906      1,322,908
 2,500,000      4.375%, 03/15/13 ................      2,476,123      2,439,600
 1,000,000      Zero Coupon, 09/16/05 ...........        986,469        985,370
                                                    ------------   ------------
                                                       7,751,384      7,703,982
                                                    ------------   ------------
             TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS ..............     22,826,859     22,681,029
                                                    ------------   ------------

             U.S. GOVERNMENT OBLIGATIONS -- 11.5%
             U.S. INFLATION INDEX NOTES -- 1.0%
 1,500,000      0.875%, 04/15/10 ................      1,508,972      1,477,374
                                                    ------------   ------------
             U.S. TREASURY BILLS -- 1.5%
 2,250,000   U.S. Treasury Bills,
                2.480% to 2.790%++,
                05/05/05 to 06/16/05 ............      2,241,368      2,241,457
                                                    ------------   ------------
             U.S. TREASURY BONDS -- 0.8%
 1,000,000      7.250%, 05/15/16 ................      1,228,559      1,226,602
                                                    ------------   ------------
             U.S. TREASURY NOTES -- 8.2%
 2,750,000      1.625%, 10/31/05 ................      2,741,026      2,726,477
 1,600,000      5.750%, 11/15/05 ................      1,614,664      1,624,813
 2,250,000      2.250%, 04/30/06 ................      2,224,802      2,220,734
 2,725,000      3.500%, 11/15/06 ................      2,727,502      2,717,337
   750,000      3.375%, 02/28/07 ................        743,739        744,756
 2,000,000      4.750%, 05/15/14 ................      2,015,633      2,038,126
                                                    ------------   ------------
                                                      12,067,366     12,072,243
                                                    ------------   ------------
             TOTAL U.S. GOVERNMENT
             OBLIGATIONS ........................     17,046,265     17,017,676
                                                    ------------   ------------
             TOTAL INVESTMENTS -- 99.1% .........   $129,673,627    146,556,136
                                                    ============
             OTHER ASSETS AND LIABILITIES (NET) -- 0.9%               1,313,220
                                                                   ------------
             NET ASSETS -- 100.0%                                  $147,869,356
------------------                                                 ============
             For Federal tax purposes:
             Aggregate cost ....................................   $129,673,627
                                                                   ============
             Gross unrealized appreciation .....................   $ 17,921,205
             Gross unrealized depreciation .....................     (1,038,696)
                                                                   ------------
             Net unrealized appreciation (depreciation) ........   $ 16,882,509
                                                                   ============
------------------
+      Non-income producing security.

++     Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

THE WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
 AMOUNT                                                 COST          VALUE
----------                                          ------------   ------------
             ASSET BACKED SECURITIES -- 2.3%
$  225,000   GS Mortgage Securities Corp. II,
                97-GL Cl. A2D,
                6.940%, 07/13/30 ................   $    231,427   $     236,601
                                                    ------------   ------------

             CORPORATE BONDS -- 39.3%
             COMPUTER HARDWARE -- 5.5%
   325,000   Hewlett-Packard Co.,
                3.625%, 03/15/08 ................        325,834        318,870
   250,000   IBM Corp.,
                4.875%, 10/01/06 ................        254,851        253,434
                                                    ------------   ------------
                                                         580,685        572,304
                                                    ------------   ------------
             DIVERSIFIED INDUSTRIAL -- 2.4%
   250,000   General Electric Co.,
                5.000%, 02/01/13 ................        253,005        250,037
                                                    ------------   ------------
             ENERGY AND UTILITIES: OIL -- 5.4%
   125,000   BP Capital Markets plc,
                4.000%, 04/29/05 ................        125,113        125,113
   225,000   ChevronTexaco Corp.,
                3.375%, 02/15/08 ................        226,029        219,915
   225,000   Occidental Petroleum,
                4.250%, 03/15/10 ................        225,000        220,314
                                                    ------------   ------------
                                                         576,142        565,342
                                                    ------------   ------------
             FINANCIAL SERVICES -- 15.8%
   300,000   Bank of America Corp.,
                5.375%, 06/15/14 ................        313,551        305,342
   225,000   Citigroup Inc.,
                6.500%, 01/18/11 ................        249,079        244,729
   300,000   Goldman Sachs Group Inc.,
                6.650%, 05/15/09 ................        310,122        322,230
   260,000   International Bank for Reconstruction
                & Development,
                8.625%, 10/15/16 ................        324,553        343,439
   175,000   Merrill Lynch & Co.,
                5.000%, 02/03/14 ................        174,605        171,746
   275,000   Toyota Motor Credit Corp.,
                2.875%, 08/01/08 ................        272,637        263,190
                                                    ------------   ------------
                                                       1,644,547      1,650,676
                                                    ------------   ------------
             FOOD AND BEVERAGE -- 2.3%
   250,000   Anheuser-Busch Cos. Inc.,
                4.375%, 01/15/13 ................        245,978        243,470
                                                    ------------   ------------
             REAL ESTATE -- 1.6%
   150,000   Archstone-Smith Trust,
                7.200%, 03/01/13 ................        146,034        165,442
                                                    ------------   ------------
             RETAIL -- 5.1%
   300,000   Neiman Marcus Group Inc.,
                6.650%, 06/01/08 ................        313,281        317,217
   200,000   Wal-Mart Stores,
                6.875%, 08/10/09 ................        209,903        218,086
                                                    ------------   ------------
                                                         523,184        535,303
                                                    ------------   ------------

PRINCIPAL                                                             MARKET
 AMOUNT                                                 COST          VALUE
----------                                          ------------   ------------
             TELECOMMUNICATIONS -- 1.2%
  $125,000   Verizon Communications, Deb.,
                6.460%, 04/15/08 ................   $    126,270   $    132,333
                                                    ------------   ------------
             TOTAL CORPORATE BONDS ..............      4,095,845      4,114,907
                                                    ------------   ------------
             FOREIGN GOVERNMENT BONDS -- 4.8%
   175,000   Canadian Government Global Bond,
                6.750%, 08/28/06 ................        175,606        182,040
   325,000   Republic of Italy Global Bond,
                2.500%, 03/31/06 ................        325,257        321,802
                                                    ------------   ------------
             TOTAL FOREIGN
                GOVERNMENT BONDS ................        500,863        503,842
                                                    ------------   ------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 32.7%
             FEDERAL HOME LOAN BANK -- 3.8%
   150,000      3.250%, 08/15/05 ................        150,888        150,128
   250,000      2.875%, 08/15/06 ................        247,099        246,947
                                                    ------------   ------------
                                                         397,987        397,075
                                                    ------------   ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 10.9%
   250,000      4.500%, 01/15/14 ................        248,796        244,822
   200,000      5.000%, 07/15/14 ................        208,479        202,471
   300,000      Zero Coupon, 06/28/05 ...........        298,042        297,928
   250,000      Zero Coupon, 08/23/05 ...........        247,230        246,955
   150,000      Zero Coupon, 10/11/05 ...........        147,596        147,407
                                                    ------------   ------------
                                                       1,150,143      1,139,583
                                                    ------------   ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.9%
   300,000      2.000%, 01/15/06 ................        298,764        296,346
   175,000      2.625%, 11/15/06 ................        174,640        171,581
   300,000      4.375%, 03/15/13 ................        297,932        292,752
   195,160      5.500%, 01/01/35 ................        198,769        195,638
   300,000      Zero Coupon, 09/16/05 ...........        295,954        295,611
                                                    ------------   ------------
                                                       1,266,059      1,251,928
                                                    ------------   ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.1%
    19,585   GNMA, Pool #580871,
                6.500%, 12/15/31 ................         19,652         20,486
   165,152   GNMA, Pool #562288,
                6.000%, 12/15/33 ................        168,840        169,880
   243,279   GNMA, Pool #604946,
                5.500%, 01/15/34 ................        247,372        245,787
   197,478   GNMA, Pool #604970,
                5.500%, 01/15/34 ................        200,181        199,514
                                                    ------------   ------------
                                                         636,045        635,667
                                                    ------------   ------------
             TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS                     3,450,234      3,424,253
                                                    ------------   ------------
             U.S. GOVERNMENT OBLIGATIONS -- 19.1%
             U.S. INFLATION INDEX NOTES -- 2.6%
   275,000      0.875%, 04/15/10                         276,645        270,852
                                                    ------------   ------------

                 See accompanying notes to financial statements.

THE WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                             MARKET
 AMOUNT                                                 COST          VALUE
----------                                          ------------   ------------
             U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
             U.S. TREASURY BILLS -- 2.9%
$  300,000   U.S. Treasury Bills,
                2.230%++, 04/07/05 ..............   $    299,889   $    299,889
                                                    ------------   ------------
             U.S. TREASURY BONDS -- 8.4%
   250,000      7.125%, 02/15/23 ................        311,673        316,758
   300,000      6.125%, 11/15/27 ................        309,070        350,731
   200,000      5.500%, 08/15/28 ................        219,346        217,328
                                                    ------------   ------------
                                                         840,089        884,817
                                                    ------------   ------------
             U.S. TREASURY NOTES -- 5.2%
   275,000      1.625%, 10/31/05 ................        273,143        272,647
   275,000      2.250%, 04/30/06 ................        271,921        271,423
                                                    ------------   ------------
                                                         545,064        544,070
                                                    ------------   ------------
             TOTAL U.S. GOVERNMENT
                OBLIGATIONS .....................      1,961,687      1,999,628
                                                    ------------   ------------

                                                                      MARKET
 SHARES                                                 COST          VALUE
----------                                          ------------   ------------
             WARRANTS -- 0.0%
             ENERGY AND UTILITIES -- 0.0%
         8   Forman Petroleum Corp., Series A,
                expires 01/14/07+ (a) (b) .......   $          0   $          0
        25   Forman Petroleum Corp., Series B,
                expires 01/14/07+ (a) (b) .......              0              1
        25   Forman Petroleum Corp., Series C,
                expires 01/14/07+ (a) (b) .......              0              0
        25   Forman Petroleum Corp., Series D,
                expires 01/14/07+ (a) (b) .......              0              0
                                                    ------------   ------------
                                                               0              1
                                                    ------------   ------------
             TOTAL WARRANTS ..............                     0              1
                                                    ------------   ------------
             TOTAL INVESTMENTS -- 98.2% ..          $ 10,240,056     10,279,232
                                                    ============
             OTHER ASSETS AND LIABILITIES (NET) -- 1.8% ........        186,174
                                                                   ------------
             NET ASSETS -- 100.0% ..............................   $ 10,465,406
                                                                   ============
------------------
             For Federal tax purposes:
             Aggregate cost ....................................   $ 10,240,056
                                                                   ============
             Gross unrealized appreciation .....................   $    128,813
             Gross unrealized depreciation .....................        (89,637)
                                                                   ------------
             Net unrealized appreciation (depreciation) ........   $     39,176
                                                                   ============
------------------
(a) Security fair valued under procedures established by the Board of Trustees. The aggregate value of fair valued securities is $1 or 0.00% of net assets. See Note 2 to the financial statements.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of Rule 144A securities amounted to $1 or 0.0% of total net assets.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

THE WESTWOOD SMALLCAP EQUITY FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             COMMON STOCKS -- 98.9%
             AEROSPACE -- 6.2%
     4,200   DRS Technologies Inc.+ .............   $    149,169   $    178,500
     3,800   Moog Inc., Cl. A+ ..................        136,393        171,760
     9,300   Titan Corp.+ .......................        147,161        168,888
                                                    ------------   ------------
                                                         432,723        519,148
                                                    ------------   ------------
             BUILDING AND CONSTRUCTION -- 1.1%
     2,100   Washington Group International Inc.+         70,690         94,479
                                                    ------------   ------------
             BUSINESS SERVICES -- 1.0%
     3,000   URS Corp.+ .........................         83,386         86,250
                                                    ------------   ------------
             COMPUTER SOFTWARE AND SERVICES -- 4.0%
     3,800   Hyperion Solutions Corp.+ ..........        138,429        167,618
     6,200   SI International Inc.+ .............        165,619        171,306
                                                    ------------   ------------
                                                         304,048        338,924
                                                    ------------   ------------
             CONSUMER PRODUCTS -- 4.0%
     4,700   Deckers Outdoor Corp.+ .............        175,231        167,978
     4,900   Knoll Inc. .........................         73,500         81,732
     4,900   Prestige Brands Holdings Inc.+ .....         86,113         86,485
                                                    ------------   ------------
                                                         334,844        336,195
                                                    ------------   ------------
             DIVERSIFIED INDUSTRIAL -- 6.1%
     4,900   Ameron International Corp. .........        164,173        176,400
     4,600   Briggs & Stratton Corp. ............        172,557        167,486
     3,500   Kennametal Inc. ....................        150,651        166,215
                                                    ------------   ------------
                                                         487,381        510,101
                                                    ------------   ------------
             ELECTRONICS -- 2.0%
     5,400   Benchmark Electronics Inc.+.. ......        199,297        171,882
                                                    ------------   ------------
             ENERGY AND UTILITIES -- 15.3%
     6,100   Atmos Energy Corp. .................        167,135        164,700
     7,500   Foundation Coal Holdings Inc. ......        184,288        176,325
     3,000   Houston Exploration Co.+ ...........        159,825        170,850
     1,700   Quicksilver Resources Inc.+.. ......         50,208         82,841
     5,500   Remington Oil & Gas Corp.+ .........        175,669        173,360
     7,100   Southern Union Co.+ ................        153,370        178,281
     4,000   Unit Corp.+ ........................        161,900        180,680
     7,700   Westar Energy Inc. .................        154,609        166,628
                                                    ------------   ------------
                                                       1,207,004      1,293,665
                                                    ------------   ------------
             EQUIPMENT AND SUPPLIES -- 4.1%
     5,200   Greenbrier Companies Inc. ..........        126,181        182,468
     3,300   Middleby Corp. .....................        175,352        163,020
                                                    ------------   ------------
                                                         301,533        345,488
                                                    ------------   ------------
             FINANCIAL SERVICES -- 15.9%
     6,700   Baldwin & Lyons Inc., Cl. B.. ......        172,462        173,798
     9,700   BankAtlantic Bancorp Inc., Cl. A ...        172,023        168,780
     4,400   BKF Capital Group Inc. .............        123,462        176,044
     5,300   Cathay General Bancorp .............        178,191        166,950
     3,400   Corus Bankshares Inc. ..............        139,026        162,146
     4,200   Piper Jaffray Companies Inc.+ ......        180,697        153,678
     5,100   Provident Bankshares Corp. .........        163,167        168,096
     3,300   Triad Guaranty Inc.+ ...............        176,878        173,613
                                                    ------------   ------------
                                                       1,305,906      1,343,105
                                                    ------------   ------------
             FOOD AND BEVERAGE -- 4.0%
     6,500   Corn Products International Inc. ...        147,591        168,935
     3,600   J & J Snack Foods Corp. ............        138,681        168,588
                                                    ------------   ------------
                                                         286,272        337,523
                                                    ------------   ------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             HEALTH CARE -- 5.9%
     6,300   PRA International+ .................   $    145,828   $    169,659
     4,700   Sybron Dental Specialties Inc.+ ....        128,673        168,730
     8,500   Symmetry Medical Inc.+ .............        151,020        161,670
                                                    ------------   ------------
                                                         425,521        500,059
                                                    ------------   ------------
             HOTELS AND GAMING -- 4.0%
     8,100   Marcus Corp. .......................        154,231        166,050
     6,600   Orient-Express Hotels Ltd., Cl. A ..        170,331        172,260
                                                    ------------   ------------
                                                         324,562        338,310
                                                    ------------   ------------
             METALS AND MINING -- 4.0%
     2,300   Cleveland-Cliffs Inc. ..............        178,981        167,601
     6,600   Compass Minerals International Inc.         145,518        167,970
                                                    ------------   ------------
                                                         324,499        335,571
                                                    ------------   ------------
             PAPER AND FOREST PRODUCTS -- 3.0%
     8,900   Longview Fibre Co. .................        113,579        166,964
     5,800   Wausau-Mosinee Paper Corp. .........         89,089         82,012
                                                    ------------   ------------
                                                         202,668        248,976
                                                    ------------   ------------
             REAL ESTATE -- 10.1%
     2,300   EastGroup Properties Inc. ..........         75,533         86,710
     6,300   Extra Space Storage Inc. ...........         88,206         85,050
     3,300   Getty Realty Corp. .................         79,326         84,315
     2,800   Heritage Property Investment Trust           77,119         83,104
     5,900   LaSalle Hotel Properties ...........        160,401        171,395
     7,900   Lexington Corporate Properties Trust        173,560        173,326
     2,600   Post Properties Inc. ...............         82,902         80,704
     3,100   Ramco-Gershenson Properties Trust ..         77,592         84,165
                                                    ------------   ------------
                                                         814,639        848,769
                                                    ------------   ------------
             RETAIL -- 2.1%
     6,300   Pacific Sunwear of California Inc.+         147,388        176,274
                                                    ------------   ------------
             SPECIALTY CHEMICALS -- 1.2%
     1,800   Cytec Industries Inc. ..............         83,027         97,650
                                                    ------------   ------------
             TELECOMMUNICATIONS -- 1.0%
     5,800   Valor Communications Group Inc.              85,295         83,926
                                                    ------------   ------------
             TRANSPORTATION -- 3.9%
     7,400   Arlington Tankers Ltd. .............        168,771        173,900
     8,400   SCS Transportation Inc.+ ...........        173,446        156,156
                                                    ------------   ------------
                                                         342,217        330,056
                                                    ------------   ------------
             TOTAL COMMON STOCKS ................      7,762,900      8,336,351
                                                    ------------   ------------
             TOTAL INVESTMENTS -- 98.9%             $  7,762,900      8,336,351
                                                    ============

             OTHER ASSETS AND LIABILITIES (NET) -- 1.1% ........         91,162
                                                                   ------------
              NET ASSETS -- 100.0% .............................   $  8,427,513
                                                                   ============
--------------------
             For Federal tax purposes:
             Aggregate cost ....................................   $  7,762,900
                                                                   ============
             Gross unrealized appreciation .....................   $    725,701
             Gross unrealized depreciation .....................       (152,250)
                                                                   ------------
             Net unrealized appreciation (depreciation) ........   $    573,451
                                                                   ============
--------------------
+     Non-income producing security.

                 See accompanying notes to financial statements.

THE WESTWOOD REALTY FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             COMMON STOCKS -- 95.8%
             APARTMENTS -- 15.4%
     4,800   Apartment Investment &
                Management Co., Cl. A ...........   $    172,336   $    178,560
    10,282   Archstone-Smith Trust ..............        249,074        350,719
     3,000   Avalonbay Communities Inc. .........        137,908        200,670
     4,600   BRE Properties Inc., Cl. A .........        147,463        162,380
     8,793   Camden Property Trust ..............        309,013        413,535
    14,000   Equity Residential .................        381,264        450,940
     4,400   Gables Residential Trust ...........        144,892        146,520
     4,500   Home Properties Inc. ...............        151,365        174,600
     4,900   Mid-America Apartment
                Communities Inc. ................        131,296        178,850
     8,400   Post Properties Inc. ...............        216,333        260,736
     8,200   United Dominion Realty Trust Inc. ..        142,437        171,134
                                                    ------------   ------------
                                                       2,183,381      2,688,644
                                                    ------------   ------------
             DIVERSIFIED PROPERTY -- 13.0%
     6,268   Catellus Development Corp. .........        160,872        167,042
     5,000   Colonial Properties Trust ..........        161,256        192,050
    10,366   Duke Realty Corp. ..................        270,627        309,425
     7,800   First Potomac Realty Trust .........        157,370        178,230
     6,900   Getty Realty Corp. .................        138,782        176,295
     7,700   Lexington Corporate
                Properties Trust ................        126,927        168,938
     7,800   Liberty Property Trust .............        237,814        304,590
     4,800   Tejon Ranch Co.+ ...................        155,135        214,080
     8,200   Vornado Realty Trust ...............        440,927        568,014
                                                    ------------   ------------
                                                       1,849,710      2,278,664
                                                    ------------   ------------
             ENTERTAINMENT -- 2.0%
    16,700   Regal Entertainment Group, Cl. A ...        346,363        351,201
                                                    ------------   ------------
             HEALTH CARE -- 4.0%
    14,900   Health Care Property Investors Inc.         290,316        349,703
     5,000   Healthcare Realty Trust Inc.. ......        185,350        182,200
     6,200   Universal Health Realty
                Income Trust ....................        181,940        175,150
                                                    ------------   ------------
                                                         657,606        707,053
                                                    ------------   ------------
             HOTELS -- 5.4%
     6,600   Hospitality Properties Trust. ......        238,179        266,508
     6,000   LaSalle Hotel Properties ...........        117,668        174,300
     5,500   Starwood Hotels & Resorts
                Worldwide Inc. ..................        146,122        330,165
     8,300   Sunstone Hotel Investors Inc. ......        182,896        178,035
                                                    ------------   ------------
                                                         684,865        949,008
                                                    ------------   ------------
             INDUSTRIAL PROPERTY -- 3.9%
     6,500   AMB Property Corp. .................        202,465        245,700
     4,700   EastGroup Properties Inc. ..........        162,258        177,190
     6,800   ProLogis ...........................        193,059        252,280
                                                    ------------   ------------
                                                         557,782        675,170
                                                    ------------   ------------
             MANUFACTURED HOUSING -- 1.6%
     7,800   Equity Lifestyle Properties Inc. ...        245,927        274,950
                                                    ------------   ------------
             OFFICE PROPERTY -- 16.9%
     4,700   Arden Realty Inc. ..................        110,821        159,095
     6,300   Boston Properties Inc. .............        259,649        379,449
     6,300   Brandywine Realty Trust ............        145,531        178,920
     5,800   CarrAmerica Realty Corp. ...........        168,714        182,990
     9,200   Cousins Properties Inc. ............        249,739        238,004
    10,900   Crescent Real Estate Equities Co. ..        174,721        178,106
     7,700   CRT Properties Inc. ................        177,805        167,706

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
    18,184   Equity Office Properties Trust .....   $    504,721   $    547,884
     6,500   Highwoods Properties Inc. ..........        142,854        174,330
     6,200   Mack-Cali Realty Corp. .............        207,957        262,570
    10,100   Maguire Properties Inc. ............        253,967        241,188
     7,300   Prentiss Properties Trust ..........        214,291        249,368
                                                    ------------   ------------
                                                       2,610,770      2,959,610
                                                    ------------   ------------
             PAPER AND FOREST PRODUCTS -- 2.1%
     5,000   Plum Creek Timber Co. Inc. .........        122,434        178,500
     3,688   Rayonier Inc. ......................        151,588        182,667
                                                    ------------   ------------
                                                         274,022        361,167
                                                    ------------   ------------
             PUBLIC STORAGE -- 3.5%
    14,100   Extra Space Storage Inc. ...........        178,540        190,350
     4,600   Public Storage Inc. ................        188,779        261,924
     3,900   Sovran Self Storage Inc. ...........        108,431        154,557
                                                    ------------   ------------
                                                         475,750        606,831
                                                    ------------   ------------
             SHOPPING CENTERS -- 19.2%
     2,700   CBL & Associates Properties Inc. ...         99,366        193,077
     8,281   Developers Diversified Realty Corp.         199,603        329,170
    13,100   General Growth Properties Inc. .....        312,405        446,710
     5,500   Heritage Property Investment Trust .        157,310        163,240
     6,450   Kimco Realty Corp. .................        224,601        347,655
     6,600   Ramco-Gershenson Properties Trust ..        136,620        179,190
    11,500   Realty Income Corp. ................        238,457        263,120
     6,900   Regency Centers Corp. ..............        217,280        328,647
    10,875   Simon Property Group Inc. ..........        387,489        658,807
    12,975   Weingarten Realty Investors.. ......        423,084        447,767
                                                    ------------   ------------
                                                       2,396,215      3,357,383
                                                    ------------   ------------
             TELECOMMUNICATIONS -- 4.0%
    17,600   Iowa Telecommunications
                Services Inc. ...................        384,384        343,200
    24,000   Valor Communications Group Inc. ....        360,526        347,280
                                                    ------------   ------------
                                                         744,910        690,480
                                                    ------------   ------------
             TRANSPORTATION -- 4.8%
     4,800   Alexander & Baldwin Inc. ...........        158,118        197,760
    12,500   Arlington Tankers Ltd. .............        289,875        293,750
    20,500   Diana Shipping Inc.+ ...............        354,217        339,070
                                                    ------------   ------------
                                                         802,210        830,580
                                                    ------------   ------------
             TOTAL COMMON STOCKS ................     13,829,511     16,730,741
                                                    ------------   ------------
PRINCIPAL
  AMOUNT
----------
             U.S. GOVERNMENT OBLIGATIONS -- 2.3%
             U.S. TREASURY BILL -- 2.3%
  $400,000   U.S. Treasury Bill,
                2.678%++, 04/21/05...............        399,414        399,414
                                                    ------------   ------------
             TOTAL INVESTMENTS -- 98.1%...          $ 14,228,925     17,130,155
                                                    ============

             OTHER ASSETS AND LIABILITIES (NET) -- 1.9%...              335,609
                                                                   ------------
             NET ASSETS -- 100.0%.........................         $ 17,465,764
                                                                   ============
------------------
For Federal tax purposes:
             Aggregate cost...............................         $ 14,228,925
                                                                   ============
             Gross unrealized appreciation................         $  3,020,221
             Gross unrealized depreciation................             (118,991)
                                                                   ------------
             Net unrealized appreciation (depreciation)...         $  2,901,230
                                                                   ============
------------------
+     Non-income producing security.

++    Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

THE WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             COMMON STOCKS -- 98.7%
             AGRICULTURE -- 0.2%
       200   J.G. Boswell Co. ...................   $    124,000   $    119,000
                                                    ------------   ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 5.8%
    65,000   Midas Inc.+ ........................        874,250      1,483,950
     1,500   Puradyn Filter Technologies Inc.+ ..          2,895          1,410
    50,000   Scheib (Earl) Inc.+ ................        243,865        163,750
    37,000   Standard Motor Products Inc. .......        408,175        432,900
   117,500   TransPro Inc.+ .....................        536,825        763,750
                                                    ------------   ------------
                                                       2,066,010      2,845,760
                                                    ------------   ------------
             AVIATION: PARTS AND SERVICES -- 1.8%
     1,500   Aviall Inc.+ .......................         18,315         42,000
    12,500   CPI Aerostructures Inc.+ ...........        132,133        123,750
     2,000   Curtiss-Wright Corp., Cl. B.........         43,050        112,800
   140,000   Fairchild Corp., Cl. A+ ............        715,485        434,000
    12,000   Kaman Corp., Cl. A .................        155,265        149,400
                                                    ------------   ------------
                                                       1,064,248        861,950
                                                    ------------   ------------
             BROADCASTING -- 5.8%
    60,000   Acme Communications Inc.+ ..........        364,898        316,200
    25,000   Beasley Broadcast Group Inc.,
                Cl. A+. .........................        277,076        444,500
    71,500   Crown Media Holdings Inc., Cl. A+ ..        532,715        644,215
    12,000   Fisher Communications Inc.+.........        532,157        620,520
    10,000   Granite Broadcasting Corp.+.........         15,250          3,000
    27,000   Gray Television Inc. ...............        285,955        390,690
    50,000   Paxson Communications Corp.+ .......        194,448         34,500
     7,000   Salem Communications Corp.,
                Cl. A+ ..........................        126,904        144,200
    30,000   Young Broadcasting Inc., Cl. A+ ....        288,879        259,200
                                                    ------------   ------------
                                                       2,618,282      2,857,025
                                                    ------------   ------------
             BUILDING AND CONSTRUCTION -- 0.4%
    10,907   Homasote Co.+ ......................         85,994         36,811
     5,000   Huttig Building Products Inc.+ .....         17,126         54,650
     5,100   Monarch Cement Co. .................        105,456        114,750
                                                    ------------   ------------
                                                         208,576        206,211
                                                    ------------   ------------
             BUSINESS SERVICES -- 2.8%
   134,000   AMICAS Inc.+ .......................        701,516        493,120
    28,000   ANC Rental Corp.+ ..................            840             28
    80,100   Edgewater Technology Inc.+ .........        308,396        334,818
    20,000   Information Resources Inc.+ ........         32,400         16,000
    46,000   Nashua Corp.+ ......................        310,147        400,200
       804   National Stock Yards Co. ...........         80,700         98,892
    10,000   PubliCard Inc.+ ....................         14,436            260
       500   StarTek Inc. .......................          8,375          8,400
                                                    ------------   ------------
                                                       1,456,810      1,351,718
                                                    ------------   ------------
             CABLE -- 0.1%
    90,000   Adelphia Communications Corp.,
                Cl. A+ ..........................         15,750         21,600
     2,500   Outdoor Channel Holdings Inc.+ .....         24,825         35,625
                                                    ------------   ------------
                                                          40,575         57,225
                                                    ------------   ------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             CLOSED-END FUNDS -- 0.5%
    24,750   MVC Capital Inc. ...................   $    224,322   $    229,680
                                                    ------------   ------------
             COMMUNICATIONS EQUIPMENT -- 0.3%
     2,000   Andrew Corp.+ ......................          6,827         23,420
    10,000   Communications Systems Inc. ........         84,990        114,000
                                                    ------------   ------------
                                                          91,817        137,420
                                                    ------------   ------------
             COMPUTER SOFTWARE AND SERVICES -- 2.7%
    25,000   Citadel Security Software Inc.+ ....         98,139         28,000
    23,881   Gemplus International SA+ ..........         10,945         56,341
     3,000   iVillage Inc.+ .....................          2,520         18,270
     5,600   Lab-Volt Systems Inc.+ .............         31,800         51,240
    35,000   Mobius Management
                Systems Inc.+ ...................        288,281        229,250
   480,000   Net Perceptions Inc.+ ..............        196,704        391,200
       833   Prosoft Learning Corp.+ ............         11,216            708
   850,000   StorageNetworks Inc. Escrow+ .......              0         25,500
    57,000   Tyler Technologies Inc.+ ...........        223,611        433,770
    30,000   Vitria Technology Inc.+ ............        183,200        103,800
                                                    ------------   ------------
                                                       1,046,416      1,338,079
                                                    ------------   ------------
             CONSUMER PRODUCTS -- 5.4%
    68,000   Adams Golf Inc.+ ...................        115,878         98,600
     9,300   American Locker Group Inc.+ ........        114,326         50,220
    16,000   CNS Inc. ...........................        164,720        284,800
    12,000   Ducati Motor Holding SpA, ADR+ .....        184,105        165,600
     6,000   Levcor International Inc.+ .........         20,801         12,300
     4,500   Marine Products Corp. ..............          4,609         75,645
     5,000   Marzotto SpA .......................         32,778        104,676
       500   National Presto Industries Inc. ....         14,537         20,150
    41,530   Syratech Corp.+ ....................         10,383          2,699
    21,000   Water Pik Technologies Inc.+ .......        180,074        413,700
   231,500   Weider Nutrition International Inc.+        428,147      1,409,835
                                                    ------------   ------------
                                                       1,270,358      2,638,225
                                                    ------------   ------------
             CONSUMER SERVICES -- 0.1%
       200   Carriage Services Inc.+ ............          1,014          1,114
     1,000   Collectors Universe Inc.+ ..........          3,530         19,160
     1,000   Neptune Society Inc.+ ..............          3,564          3,900
                                                    ------------   ------------
                                                           8,108         24,174
                                                    ------------   ------------
             DIVERSIFIED INDUSTRIAL -- 4.6%
    10,200   Ampco-Pittsburgh Corp. .............        118,479        138,006
   101,500   Harbor Global Co. Ltd.+ ............        504,865        905,888
    64,000   Katy Industries Inc.+ ..............        306,659        243,200
    35,000   Lamson & Sessions Co.+ .............        154,961        348,250
     2,000   Lindsay Manufacturing Co. ..........         39,765         38,160
       500   Oregon Steel Mills Inc.+ ...........          4,276         11,500
    32,000   Pinguely-Haulotte ..................        171,236        338,488
    11,750   RWC Inc.+ ..........................        281,315         52,875
    30,000   Tech/Ops Sevcon Inc. ...............        175,053        191,400
                                                    ------------   ------------
                                                       1,756,609      2,267,767
                                                    ------------   ------------

                 See accompanying notes to financial statements.

THE WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             COMMON STOCKS (CONTINUED)
             EDUCATIONAL SERVICES -- 1.0%
    30,000   Concorde Career Colleges Inc.+ .....   $    604,658   $    510,000
                                                    ------------   ------------
             ELECTRONICS -- 1.1%
     3,000   California Micro Devices Corp.+ ....         25,330         15,150
    25,000   CTS Corp. ..........................        201,432        325,000
     1,000   Fargo Electronics+ .................          5,641         14,670
    11,500   George Risk Industries Inc. ........         52,760         68,138
     2,000   Lowrance Electronics Inc. ..........          8,860         48,620
     5,000   Zoran Corp.+ .......................         32,186         51,750
                                                    ------------   ------------
                                                         326,209        523,328
                                                    ------------   ------------
             ENERGY AND UTILITIES: ELECTRIC -- 0.6%
       800   British Energy Group plc+ ..........          4,271          4,203
     3,000   Green Mountain Power Corp. .........         64,455         87,900
     7,700   Unitil Corp. .......................        189,620        196,735
                                                    ------------   ------------
                                                         258,346        288,838
                                                    ------------   ------------
             ENERGY AND UTILITIES: INTEGRATED -- 1.9%
    30,000   Aquila Inc.+ .......................         86,160        114,900
    21,300   Florida Public Utilities Co. .......        276,065        400,440
    10,000   MGE Energy Inc. ....................        317,483        331,500
       800   Pardee Resources Co. Inc.+ (a) .....         72,100         92,000
    95,200   Progress Energy Inc., CVO+ .........         10,472         12,376
                                                    ------------   ------------
                                                         762,280        951,216
                                                    ------------   ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 2.9%
     4,500   Cascade Natural Gas Corp. ..........         92,754         89,820
    11,800   Chesapeake Utilities Corp. .........        265,346        313,880
    17,314   Corning Natural Gas Corp.+ .........        284,569        195,648
    31,200   Petrocorp Escrow Shares+ ...........              0          1,872
    10,000   Petroleum Development Corp.+ .......        163,892        376,900
    17,000   RGC Resources Inc. .................        364,576        443,700
                                                    ------------   ------------
                                                       1,171,137      1,421,820
                                                    ------------   ------------
             ENERGY AND UTILITIES: SERVICES -- 1.3%
     1,000   KFx Inc.+ ..........................          7,920         13,400
    28,500   RPC Inc. ...........................        259,619        432,915
    24,000   Stolt Offshore SA, ADR+ ............         72,875        188,640
                                                    ------------   ------------
                                                         340,414        634,955
                                                    ------------   ------------
             ENERGY AND UTILITIES: WATER -- 1.3%
     3,000   Artesian Resources Corp., Cl. A ....         48,062         78,180
     1,500   BIW Ltd. ...........................         27,266         30,675
     2,500   California Water Service Group .....         55,552         83,425
     1,000   Consolidated Water Co. Ltd. ........          7,500         33,300
    10,000   Middlesex Water Co. ................        171,165        181,500
     6,000   SJW Corp. ..........................        140,427        210,780
                                                    ------------   ------------
                                                         449,972        617,860
                                                    ------------   ------------
             ENTERTAINMENT -- 1.9%
    11,500   Canterbury Park Holding Corp. ......        112,770        199,985
    30,000   Dover Motorsports Inc. .............        146,431        151,500
    45,000   GC Companies Inc.+ .................         67,956         38,700

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
    27,000   Jetix Europe NV+ ...................   $    159,843   $    486,499
     2,500   LodgeNet Entertainment Corp.+ ......         27,500         47,100
                                                    ------------   ------------
                                                         514,500        923,784
                                                    ------------   ------------
             EQUIPMENT AND SUPPLIES -- 6.9%
   180,000   Baldwin Technology Co. Inc.,
                Cl. A+. .........................        339,712        432,000
    15,000   Capstone Turbine Corp.+ ............         27,450         23,250
    83,000   Core Molding Technologies Inc.+ ....        178,917        414,170
     7,000   Eastern Co. ........................        115,764        154,700
    60,000   Fedders Corp. ......................        432,705        166,800
    10,000   Gerber Scientific Inc.+ ............         33,933         72,800
    10,000   Gildemeister AG+ ...................         75,736         72,592
    20,500   L.S. Starrett Co., Cl. A ...........        332,496        397,700
    43,000   Maezawa Kyuso
                Industries Co. Ltd. .............        232,647        653,241
     9,800   Mine Safety Appliances Co. .........        262,315        379,652
    57,000   Raytech Corp.+ .....................        184,407         83,505
   157,000   Selas Corp. of America+ ............        490,079        293,590
    15,400   SL Industries Inc.+ ................        107,010        215,138
     1,000   SRS Labs Inc.+ .....................          5,500          3,990
     1,100   Watts Water Technologies Inc.,
                Cl. A ...........................         16,825         35,871
                                                    ------------   ------------
                                                       2,835,496      3,398,999
                                                    ------------   ------------
             FINANCIAL SERVICES -- 15.7%
    11,100   Bancshares of Florida Inc.+ ........        158,871        177,600
    23,000   Berkshire Bancorp Inc. .............        274,313        461,242
    14,500   BKF Capital Group Inc. .............        353,847        580,145
    11,000   Crazy Woman Creek Bancorp Inc. .....        143,391        178,750
       747   Danielson Holding Corp.+ ...........          2,531         12,886
   623,000   Epoch Holding Corp.+ ...............        978,411      2,959,250
     5,500   Fidelity Southern Corp. ............         44,340         92,400
    35,000   Flushing Financial Corp. ...........        526,408        637,000
    25,000   Fulton Financial Corp. .............        204,658        544,750
        10   Guaranty Corp., Cl. A+ .............        137,500        162,000
       200   Hartville Group Inc.+ ..............            252            128
    60,000   Ladenburg Thalmann Financial
                Services Inc.+ ..................         43,958         40,800
     1,000   NewAlliance Bancshares Inc. ........         14,650         14,000
     7,500   Northrim BanCorp Inc. ..............        157,685        187,500
     6,790   Parish National Corp.+ .............        255,328        393,820
     7,000   Patriot National Bancorp Inc. ......        104,908        127,750
     5,000   PennFed Financial Services Inc. ....         86,387         74,200
    12,500   Seacoast Banking Corp. of Florida ..        240,300        246,000
       116   Sunwest Bank+ ......................        322,734        365,421
    15,000   SWS Group Inc. .....................        274,802        240,450
    15,700   Synergy Financial Group Inc. .......        160,223        189,813
       500   TIB Financial Corp. ................          7,780         14,000
       400   Washington Savings Bank F.S.B. .....          5,810          4,668
                                                    ------------   ------------
                                                       4,499,087      7,704,573
                                                    ------------   ------------

                See accompanying notes to financial statements.

THE WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             COMMON STOCKS (CONTINUED)
             FOOD AND BEVERAGE -- 1.9%
     9,200   Boston Beer Co. Inc., Cl. A+. ......   $    149,134   $    201,480
     4,000   Genesee Corp., Cl. A+ ..............         13,980          8,000
    30,100   Genesee Corp., Cl. B+ ..............         55,564         60,200
     2,000   J & J Snack Foods Corp. ............         58,185         93,660
    11,000   Lifeway Foods Inc.+ ................         78,614         93,511
    35,000   MGP Ingredients Inc. ...............        168,688        291,900
    20,000   Northland Cranberries Inc., Cl. A ..         15,400          7,700
     1,000   Poore Brothers Inc.+ ...............          2,660          3,051
     8,500   Scheid Vineyards Inc., Cl. A+ ......         47,912         53,125
     4,000   Seneca Foods Corp., Cl. A+ .........         61,000         67,800
     5,000   Todhunter International Inc.+ ......         53,388         65,250
                                                    ------------   ------------
                                                         704,525        945,677
                                                    ------------   ------------
             HEALTH CARE -- 12.0%
    17,040   Arkopharma .........................        243,837        295,991
    87,000   BioLase Technology Inc. ............      1,029,802        739,500
     8,000   Biosite Inc.+ ......................        245,280        416,240
    15,000   Boiron SA ..........................        243,759        458,110
     7,000   Bruker BioSciences Corp.+ ..........         27,970         24,640
    46,400   Cholestech Corp.+ ..................        357,002        467,712
   100,000   Del Global Technologies Corp.+ .....        215,065        315,000
    15,100   Exactech Inc.+ .....................        233,128        256,247
     2,500   ICU Medical Inc.+ ..................         77,295         88,750
    71,000   Lifecore Biomedical Inc.+ ..........        551,142      1,261,670
    17,000   Neogen Corp.+ ......................        193,951        251,277
     2,500   NMT Medical Inc.+ ..................          7,858         20,500
    11,000   NWH Inc. ...........................        203,610        162,800
     3,500   Orthofix International NV+ .........         94,808        137,025
    38,000   Regeneration Technologies Inc.+ ....        343,755        391,780
    13,000   Schick Technologies Inc.+ ..........        104,002        224,250
     1,000   Sonic Innovations Inc.+ ............          4,439          5,580
    17,000   Thoratec Corp.+ ....................        199,397        207,740
     2,000   Tutogen Medical Inc.+ ..............         10,180          4,740
       500   United-Guardian Inc. ...............          3,895          3,745
     6,000   Women First HealthCare Inc.+. ......          4,875              6
     5,000   Young Innovations Inc. .............        135,279        183,250
                                                    ------------   ------------
                                                       4,530,329      5,916,553
                                                    ------------   ------------
             HOTELS AND GAMING -- 0.3%
     9,024   Dover Downs Gaming &
                Entertainment Inc. ..............         84,943        112,349
        29   Fair Grounds Corp.+ (a) ............        177,460         33,821
     2,000   Florida Gaming Corp.+ ..............          6,950         11,600
                                                    ------------   ------------
                                                         269,353        157,770
                                                    ------------   ------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 8.7%
   100,000   Cavalier Homes Inc.+ ...............        547,235        537,000
    35,500   Cavco Industries Inc.+ .............        653,823        858,426
    16,000   Nobility Homes Inc. ................        250,956        334,400
    19,000   Palm Harbor Homes Inc.+ ............        388,657        308,940

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
    41,500   Skyline Corp. ......................   $  1,387,525   $  1,597,335
   113,000   Southern Energy Homes Inc.+ ........        428,738        621,500
                                                    ------------   ------------
                                                       3,656,934      4,257,601
                                                    ------------   ------------
             METALS AND MINING -- 0.0%
   615,000   Royal Oak Mines Inc.+ ..............          2,314          1,845
                                                    ------------   ------------
             PAPER AND FOREST PRODUCTS -- 0.5%
       300   Keweenaw Land Association Ltd. .....         46,200         48,300
    15,000   Packaging Dynamics Corp. ...........        111,035        209,850
                                                    ------------   ------------
                                                         157,235        258,150
                                                    ------------   ------------
             PUBLISHING -- 1.9%
   100,000   PRIMEDIA Inc.+ .....................        190,965        435,000
    14,500   Thomas Nelson Inc. .................        152,716        342,925
     5,500   William H. Sadlier Inc. ............        154,564        151,250
                                                    ------------   ------------
                                                         498,245        929,175
                                                    ------------   ------------
             REAL ESTATE -- 3.4%
    12,000   Biloxi Marsh Lands Corp. ...........         93,653        747,000
    10,000   Calcasieu Real Estate &
                Oil Co. Inc. ....................         72,375        129,700
     5,000   Capital Properties Inc., Cl. A .....         73,300         94,875
        50   Case Pomeroy & Co. Inc., Cl. A .....         58,825         63,750
        50   Case Pomeroy & Co. Inc., Cl. B .....         58,825         51,250
       500   Consolidated-Tomoka Land Co. .......         10,520         28,615
    14,000   Griffin Land & Nurseries Inc.+ .....        268,252        364,000
     4,500   Gyrodyne Company of
                America Inc.+ ...................         74,299        193,455
     2,508   Royalty Ll+ ........................              0              0
                                                    ------------   ------------
                                                         710,049      1,672,645
                                                    ------------   ------------
             RESTAURANTS -- 0.4%
    24,500   Nathan's Famous Inc.+ ..............        169,007        207,025
                                                    ------------   ------------
             RETAIL -- 0.6%
     1,200   Bowlin Travel Centers Inc.+ ........          1,800          2,358
     4,000   CoolBrands International Inc.+ .....          5,397         29,594
       500   Cost-U-Less Inc.+ ..................          2,747          5,580
     1,000   Gander Mountain Co.+ ...............         13,345         13,100
    12,000   Movado Group Inc. ..................        171,186        222,000
     8,000   Sport Supply Group Inc.+ ...........         10,250         22,800
                                                    ------------   ------------
                                                         204,725        295,432
                                                    ------------   ------------
             SPECIALTY CHEMICALS -- 1.3%
   267,226   General Chemical Group Inc.+ .......         59,859          6,413
     1,000   KMG Chemicals Inc. .................          3,270          6,500
    22,000   Material Sciences Corp.+ ...........        251,930        295,900
    57,000   Omnova Solutions Inc.+ .............        315,576        306,090
                                                    ------------   ------------
                                                         630,635        614,903
                                                    ------------   ------------
             TELECOMMUNICATIONS -- 2.3%
     1,000   Ambient Corp.+ .....................            280            280
    32,540   ATX Communications Inc.+ ...........         68,495            667

                 See accompanying notes to financial statements.

THE WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS (CONTINUED)
    25,896   D&E Communications Inc. ............   $    290,401   $    236,430
    13,000   HickoryTech Corp. ..................        154,118        132,080
        80   Horizon Telecom Inc., Cl. A (a) ....          9,250         11,000
       339   Horizon Telecom Inc., Cl. B (a) ....         39,073         46,612
     1,500   Lexcom Inc., Cl. B .................         86,355         62,437
    18,876   New Ulm Telecom Inc. ...............        182,554        167,525
       922   NTL Inc.+ ..........................         31,540         58,704
    10,000   PNV Inc.+ ..........................              3             26
     6,600   Shenandoah
                Telecommunications Co. ..........        101,736        204,600
    10,000   Stratos International Inc.+ ........         38,124         43,500
       500   SureWest Communications ............         13,332         11,530
    50,000   Sycamore Networks Inc.+ ............        164,231        178,000
                                                    ------------   ------------
                                                       1,179,492      1,153,391
                                                    ------------   ------------
             TRANSPORTATION -- 0.2%
     2,500   Old Dominion Freight Line Inc.+ ....         53,376         77,875
                                                    ------------   ------------
             WIRELESS COMMUNICATIONS -- 0.1%
     9,000   Rural Cellular Corp., Cl. A+. ......          7,830         47,610
                                                    ------------   ------------
             TOTAL COMMON STOCKS ................     36,512,279     48,445,259
                                                    ------------   ------------
             PREFERRED STOCKS -- 1.0%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.9%
    21,000   Jungheinrich AG Pfd. ...............        170,462        440,727
                                                    ------------   ------------
             DIVERSIFIED INDUSTRIAL -- 0.1%
    22,000   WHX Corp.,
                $3.75 Cv. Pfd., Ser. B+ .........        112,890         60,500
                                                    ------------   ------------
             TOTAL PREFERRED STOCKS .............        283,352        501,227
                                                    ------------   ------------
             CONVERTIBLE PREFERRED STOCKS -- 0.4%
             BUSINESS SERVICES -- 0.4%
     6,485   Interep National Radio Sales Inc.,
                4.000% Cv. Pfd., Ser. A (a)(b)(c)        648,944        194,343
                                                    ------------   ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
     5,500   WHX Corp.,
                6.500% Cv. Pfd., Ser. A+ ........         33,640         15,125
                                                    ------------   ------------
             TOTAL CONVERTIBLE
                PREFERRED STOCKS ................        682,584        209,468
                                                    ------------   ------------

                                                                      MARKET
  SHARES                                                COST          VALUE
----------                                          ------------   ------------
             WARRANTS -- 0.0%
             BUSINESS SERVICES -- 0.0%
     1,666   Avalon Digital Marketing Systems Inc.,
                expires 11/11/11+ (a)(c) ........   $          0   $          0
    37,500   Interep National Radio Sales Inc.,
                expires 05/06/07+ (a)(b)(c) .....              0              0
                                                    ------------   ------------
                                                               0              0
                                                    ------------   ------------
             ENERGY AND UTILITIES: ELECTRIC -- 0.0%
     1,680   British Energy Group plc,
                expires 01/14/09+ ...............          5,489          6,080
                                                    ------------   ------------
                TOTAL WARRANTS ..................          5,489          6,080
                                                    ------------   ------------
                TOTAL INVESTMENTS -- 100.1%         $ 37,483,704     49,162,034
                                                    ============
                OTHER ASSETS AND LIABILITIES (NET) -- (0.1)% ...        (56,804)
                                                                   ------------
                NET ASSETS -- 100.0% ...........................   $ 49,105,230
                                                                   ============
------------------
             For Federal tax purposes:
             Aggregate cost ....................................   $ 37,483,704
                                                                   ============
             Gross unrealized appreciation .....................   $ 15,455,437
             Gross unrealized depreciation .....................     (3,777,107)
                                                                   ------------
             Net unrealized appreciation (depreciation).........   $ 11,678,330
                                                                   ============
------------------
(a) Security fair valued under procedures established by the Board of Trustees. The aggregate value of fair valued securities is $377,776 or 0.77% of net assets. See Note 2 to the financial statements.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of Rule 144A securities amounted to $194,343 or 0.40% of total investments.

(c) At March 31, 2005, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:

                                                                                  3/31/05
                                                                                  CARRYING
ACQUISITION                                         ACQUISITION    ACQUISITION     VALUE
  SHARES     ISSUER                                    DATE           COST        PER UNIT
----------   ------                                 -----------    -----------   ---------
     1,666   Avalon Digital Marketing Systems, Inc.
                Warrants expire 11/11/11......        04/03/00            --            --
     6,485   Interep National Radio Sales Inc.,
                4.000% Cv. Pfd., Ser. A ......        05/03/02     $ 648,944     $ 29.9681
    37,500   Interep National Radio Sales Inc.
                Warrants expire 05/06/07 .....        05/03/02            --            --

+  Non-income producing security.
   ADR -  American Depository Receipt.
   CVO -  Contingent Value Obligation.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       EQUITY          BALANCED       INTERMEDIATE
                                                        FUND             FUND           BOND FUND
                                                    -------------    -------------    --------------
ASSETS:
   Investments, at value (Cost $142,289,816,
      $129,673,627, $10,240,056, $7,762,900,
      $14,228,925 and $37,483,704, respectively)    $ 173,294,232    $ 146,556,136    $   10,279,232
   Cash .........................................         863,853          430,350           140,522
   Receivable for investments sold ..............       1,673,046          390,878                --
   Receivable for Fund shares sold ..............          48,637          219,724               236
   Dividends and interest receivable ............         401,269          661,655            87,818
   Receivable from Adviser ......................              --               --             1,788
   Other assets .................................           6,247            5,057             1,329
                                                    -------------    -------------    --------------
   TOTAL ASSETS .................................     176,287,284      148,263,800        10,510,925
                                                    -------------    -------------    --------------
LIABILITIES:
   Dividends payable ............................              --               --            27,621
   Payable for Fund shares redeemed .............           1,823           27,085                --
   Payable for investments purchased ............       1,069,881          148,315                --
   Payable for investment advisory fees .........         150,570           94,590                --
   Payable for distribution fees ................          38,217           33,449             2,513
   Payable for shareholder services fees ........          77,027           42,908             4,568
   Payable to custodian .........................              --               --                --
   Other accrued expenses and liabilities .......          60,003           48,097            10,817
                                                    -------------    -------------    --------------
   TOTAL LIABILITIES ............................       1,397,521          394,444            45,519
                                                    -------------    -------------    --------------
   NET ASSETS ...................................   $ 174,889,763    $ 147,869,356    $   10,465,406
                                                    =============    =============    ==============
NET ASSETS CONSIST OF:
   Share of beneficial interest,
      at $0.001 par value .......................   $      17,154    $      12,222    $          960
   Additional paid-in capital ...................     159,351,618      127,410,411        10,420,690
   Accumulated (distributions in excess of) net
      investment income (loss) ..................         257,224           70,148              (428)
   Accumulated net realized gain (loss) on
      investments ...............................     (15,740,649)       3,494,066             5,008
   Net unrealized appreciation on investments ...      31,004,416       16,882,509            39,176
                                                    -------------    -------------    --------------
   NET ASSETS ...................................   $ 174,889,763    $ 147,869,356    $   10,465,406
                                                    =============    =============    ==============
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net assets ...................................   $ 172,617,049    $ 141,028,506    $    9,973,953
                                                    =============    =============    ==============
   Shares of beneficial interest outstanding ....      16,931,153       11,656,364           914,974
                                                    =============    =============    ==============
   NET ASSET VALUE, offering and redemption
      price per share ...........................   $       10.20    $       12.10    $        10.90
                                                    =============    =============    ==============
   CLASS A:
   Net assets ...................................   $   2,067,266    $   5,784,427    $       63,464
                                                    =============    =============    ==============
   Shares of beneficial interest outstanding ....         202,943          478,296             5,823
                                                    =============    =============    ==============
   NET ASSET VALUE and redemption price
      per share .................................   $       10.19    $       12.09    $        10.90
                                                    =============    =============    ==============
   Maximum offering price per share (NAV / 0.96,
      based on maximum sales charge of
      4.00% of the offering price) ..............   $       10.61    $       12.59    $        11.35
                                                    =============    =============    ==============
   CLASS B:
   Net assets ...................................   $      39,505    $     151,326    $      427,885
                                                    =============    =============    ==============
   Shares of beneficial interest outstanding ....           3,901           12,487            39,270
                                                    =============    =============    ==============
   NET ASSET VALUE and offering price per share .   $       10.13(a) $       12.12(a) $        10.90(a)
                                                    =============    =============    ==============
   CLASS C:
   Net assets ...................................   $     165,943    $     905,097    $          104
                                                    =============    =============    ==============
   Shares of beneficial interest outstanding ....          16,378           74,603              9.62
                                                    =============    =============    ==============
   NET ASSET VALUE and offering price per share     $       10.13(a) $       12.13(a) $        10.81(a)
                                                    =============    =============    ==============
                                                      SMALLCAP          REALTY           MIGHTY
                                                     EQUITY FUND         FUND         MITES(SM) FUND
                                                    -------------    -------------    --------------
ASSETS:
   Investments, at value (Cost $142,289,816,
      $129,673,627, $10,240,056, $7,762,900,
      $14,228,925 and $37,483,704, respectively)    $   8,336,351    $  17,130,155    $   49,162,034
   Cash .........................................          40,657          285,045                --
   Receivable for investments sold ..............         100,279               --           235,663
   Receivable for Fund shares sold ..............              --            1,518                --
   Dividends and interest receivable ............          12,416           77,229            42,309
   Receivable from Adviser ......................              --               --                --
   Other assets .................................           1,417            1,549             2,469
                                                    -------------    -------------    --------------
   TOTAL ASSETS .................................       8,491,120       17,495,496        49,442,475
                                                    -------------    -------------    --------------
LIABILITIES:
   Dividends payable ............................              --               --                --
   Payable for Fund shares redeemed .............              --               --               676
   Payable for investments purchased ............          42,468               --            95,950
   Payable for investment advisory fees .........             948           11,584            31,979
   Payable for distribution fees ................           1,858            3,870            11,314
   Payable for shareholder services fees ........           3,149            3,826            22,727
   Payable to custodian .........................              --               --           143,748
   Other accrued expenses and liabilities .......          15,184           10,452            30,851
                                                    -------------    -------------    --------------
   TOTAL LIABILITIES ............................          63,607           29,732           337,245
                                                    -------------    -------------    --------------
   NET ASSETS ...................................   $   8,427,513    $  17,465,764    $   49,105,230
                                                    =============    =============    ==============
NET ASSETS CONSIST OF:
   Share of beneficial interest,
      at $0.001 par value .......................   $         825    $       1,219    $        3,145
   Additional paid-in capital ...................      17,479,491       13,117,174        35,114,677
   Accumulated (distributions in excess of) net
      investment income (loss) ..................          (3,247)         181,502            33,819
   Accumulated net realized gain (loss) on
      investments ...............................      (9,623,007)       1,264,639         2,274,972
   Net unrealized appreciation on investments ...         573,451        2,901,230        11,678,617
                                                    -------------    -------------    --------------
   NET ASSETS ...................................   $   8,427,513    $  17,465,764    $   49,105,230
                                                    =============    =============    ==============
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net assets ...................................   $   8,289,042    $  17,407,071    $   48,302,870
                                                    =============    =============    ==============
   Shares of beneficial interest outstanding ....         811,421        1,215,103         3,092,596
                                                    =============    =============    ==============
   NET ASSET VALUE, offering and redemption
      price per share ...........................   $       10.22    $       14.33    $        15.62
                                                    =============    =============    ==============
   CLASS A:
   Net assets ...................................   $     119,162    $      48,124    $       44,264
                                                    =============    =============    ==============
   Shares of beneficial interest outstanding ....          11,695            3,312             2,836
                                                    =============    =============    ==============
   NET ASSET VALUE and redemption price
      per share .................................   $       10.19    $       14.53    $        15.61
                                                    =============    =============    ==============
   Maximum offering price per share (NAV / 0.96,
      based on maximum sales charge of
      4.00% of the offering price) ..............   $       10.61    $       15.14    $        16.26
                                                    =============    =============    ==============
   CLASS B:
   Net assets ...................................   $      19,208    $       1,829    $      412,723
                                                    =============    =============    ==============
   Shares of beneficial interest outstanding ....           1,934            125.1            27,008
                                                    =============    =============    ==============
   NET ASSET VALUE and offering price per share .   $        9.93(a) $       14.62(a) $        15.28(a)
                                                    =============    =============    ==============
   CLASS C:
   Net assets ...................................   $      101.08    $       8,740    $      345,373
                                                    =============    =============    ==============
   Shares of beneficial interest outstanding ....          10.091              584            22,696
                                                    =============    =============    ==============
   NET ASSET VALUE and offering price per share .   $       10.02(a) $       14.97(a) $        15.22(a)
                                                    =============    =============    ==============

------------------
(a) Redemption price varies based on length of time held.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  EQUITY       BALANCED    INTERMEDIATE    SMALLCAP       REALTY        MIGHTY
                                                   FUND          FUND        BOND FUND   EQUITY FUND       FUND      MITES(SM) FUND
                                               ------------  ------------  ------------  ------------  ------------  --------------
INVESTMENT INCOME:
   Dividends (net of foreign taxes of $0, $0,
     $0, $0, $0 and $422, respectively)......  $  2,440,272  $  1,205,616            --  $     84,838  $    506,102  $      390,597
   Interest..................................           267     1,073,125  $    207,863            --           474           5,778
                                               ------------  ------------  ------------  ------------  ------------  --------------
   TOTAL INVESTMENT INCOME ..................     2,440,539     2,278,741       207,863        84,838       506,576         396,375
                                               ------------  ------------  ------------  ------------  ------------  --------------
EXPENSES:
   Investment advisory fees .................       900,299       543,824        31,192        58,566        90,760         257,271
   Distribution fees -- Class AAA ...........       221,727       173,132        12,353        14,465        22,634          63,338
   Distribution fees -- Class A..............         6,199        13,627           126           296            86             105
   Distribution fees -- Class B..............           193           741         2,213            99             9           2,053
   Distribution fees -- Class C..............           798         4,576             1            17            43           1,655
   Legal and audit fees .....................        48,215        40,410        13,716        15,607        11,749          19,808
   Custodian fees ...........................        14,822        17,651         6,027         9,944        14,581          20,585
   Shareholder services fees ................        82,439        58,451         7,060         7,357         8,813          30,061
   Registration fees ........................        18,040        15,866        12,135        12,013        13,879          19,752
   Shareholder communications expenses ......        31,749        18,664         1,730         2,871         2,940           9,803
   Trustees' fees............................         5,361         4,256           304           372           532           1,535
   Miscellaneous expenses ...................        28,100        25,612         4,260         2,810         2,928          22,058
                                               ------------  ------------  ------------  ------------  ------------  --------------
   TOTAL EXPENSES ...........................     1,357,942       916,810        91,117       124,417       168,954         448,024
                                               ------------  ------------  ------------  ------------  ------------  --------------
   LESS:
      Expense reimbursements (see Note 3)....            --            --       (35,486)      (35,496)      (19,145)        (59,284)
      Custodian fee credits .................        (8,082)      (17,408)       (1,948)         (836)      (13,587)             --
                                               ------------  ------------  ------------  ------------  ------------  --------------
      TOTAL REIMBURSEMENTS AND CREDITS ......        (8,082)      (17,408)      (37,434)      (36,332)      (32,732)        (59,284)
                                               ------------  ------------  ------------  ------------  ------------  --------------
   TOTAL NET EXPENSES .......................     1,349,860       899,402        53,683        88,085       136,222         388,740
                                               ------------  ------------  ------------  ------------  ------------  --------------
   NET INVESTMENT INCOME (LOSS) .............     1,090,679     1,379,339       154,180        (3,247)      370,354           7,635
                                               ------------  ------------  ------------  ------------  ------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain on investments and
      foreign currency transactions..........    13,882,181     7,076,353        23,202     1,687,542     1,402,977       2,806,686
   Net change in unrealized appreciation/
      depreciation on investments and
      foreign currency translations..........     3,032,985       544,165      (198,324)     (186,566)     (547,159)      3,255,755
                                               ------------  ------------  ------------  ------------  ------------  --------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS AND FOREIGN CURRENCY....    16,915,166     7,620,518      (175,122)    1,500,976       855,818       6,062,441
                                               ------------  ------------  ------------  ------------  ------------  --------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS..............  $ 18,005,845  $  8,999,857  $    (20,942) $  1,497,729  $  1,226,172  $    6,070,076
                                               ============  ============  ============  ============  ============  ==============

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             EQUITY FUND                     BALANCED FUND
                                                                    ------------------------------   ------------------------------
                                                                      FOR THE SIX       FOR THE        FOR THE SIX       FOR THE
                                                                     MONTHS ENDED     YEAR ENDED      MONTHS ENDED     YEAR ENDED
                                                                    MARCH 31, 2005   SEPTEMBER 30,   MARCH 31, 2005   SEPTEMBER 30,
                                                                      (UNAUDITED)        2004          (UNAUDITED)        2004
                                                                    --------------   -------------   --------------   -------------
OPERATIONS:
   Net investment income (loss) .................................   $    1,090,679   $   1,836,819   $    1,379,339   $   2,809,596
   Net realized gain (loss) on investments ......................       13,882,181      12,951,512        7,076,353       5,341,452
   Net change in unrealized appreciation/depreciation
      on investments ............................................        3,032,985      19,598,673          544,165       7,980,425
                                                                    --------------   -------------   --------------   -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........       18,005,845      34,387,004        8,999,857      16,131,473
                                                                    --------------   -------------   --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
   Class AAA ....................................................       (1,760,755)     (2,610,574)      (1,278,543)     (2,712,732)
   Class A ......................................................           (8,953)        (33,292)         (30,342)        (88,575)
   Class B ......................................................               --            (658)             (33)         (2,302)
   Class C ......................................................             (502)             --             (273)         (9,907)
                                                                    --------------   -------------   --------------   -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................       (1,770,210)     (2,644,524)      (1,309,191)     (2,813,516)
                                                                    --------------   -------------   --------------   -------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA .................................................       13,717,609      40,481,821       14,982,898      32,079,495
      Class A ...................................................          138,973         739,947          445,880         346,618
      Class B ...................................................               --           6,837               --          27,409
      Class C ...................................................               --          10,387          115,700         919,608
                                                                    --------------   -------------   --------------   -------------
                                                                        13,856,582      41,238,992       15,544,478      33,373,130
                                                                    --------------   -------------   --------------   -------------
   Proceeds from reinvestment of dividends
      Class AAA .................................................        1,608,725       2,404,917        1,190,317       2,514,096
      Class A ...................................................            8,445          32,283           25,126          72,907
      Class B ...................................................               --             399               28           2,035
      Class C ...................................................              502              --              178           6,158
                                                                    --------------   -------------   --------------   -------------
                                                                         1,617,672       2,437,599        1,215,649       2,595,196
                                                                    --------------   -------------   --------------   -------------
   Cost of shares redeemed
      Class AAA .................................................      (38,062,816)   (116,358,886)     (18,875,059)    (63,378,286)
      Class A ...................................................       (1,678,164)       (841,291)        (289,746)       (646,777)
      Class B ...................................................           (1,633)        (53,946)         (20,093)        (66,789)
      Class C ...................................................             (840)         (9,276)        (109,975)       (608,535)
                                                                    --------------   -------------   --------------   -------------
                                                                       (39,743,453)   (117,263,399)     (19,294,873)    (64,700,387)
                                                                    --------------   -------------   --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      SHARES OF BENEFICIAL INTEREST TRANSACTIONS ................      (24,269,199)    (73,586,808)      (2,534,746)    (28,732,061)
                                                                    --------------   -------------   --------------   -------------
   REDEMPTION FEES ..............................................           (1,246)          7,830            6,166           2,085
                                                                    --------------   -------------   --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS ........................       (8,034,810)    (41,836,498)       5,162,086     (15,412,019)

NET ASSETS:
   Beginning of period ..........................................      182,924,573     224,761,071      142,707,270     158,119,289
                                                                    --------------   -------------   --------------   -------------
   End of period ................................................   $  174,889,763   $ 182,924,573   $  147,869,356   $ 142,707,270
                                                                    ==============   =============   ==============   =============
   Undistributed net investment income ..........................   $      257,224   $     936,755   $       70,148   $          --
                                                                    ==============   =============   ==============   =============

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                        INTERMEDIATE BOND FUND            SMALLCAP EQUITY FUND
                                                                    ------------------------------   ------------------------------
                                                                     FOR THE SIX        FOR THE       FOR THE SIX        FOR THE
                                                                     MONTHS ENDED     YEAR ENDED      MONTHS ENDED     YEAR ENDED
                                                                    MARCH 31, 2005   SEPTEMBER 30,   MARCH 31, 2005   SEPTEMBER 30,
                                                                     (UNAUDITED)         2004         (UNAUDITED)         2004
                                                                    --------------   -------------   --------------   -------------
OPERATIONS:
   Net investment income (loss) .................................   $      154,180   $     315,825   $       (3,247)  $    (148,137)
   Net realized gain (loss) on investments ......................           23,202          89,104        1,687,542       2,782,169
   Net change in unrealized appreciation/depreciation
     on investments .............................................         (198,324)       (240,477)        (186,566)       (561,144)
   Net increase from payments by affiliates and net gains
     (losses) realized on the disposal of investments
     in excess of restrictions (See Note 6) .....................               --              --               --              --
                                                                    --------------   -------------   --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ..................................          (20,942)        164,452        1,497,729       2,072,888
                                                                    --------------   -------------   --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
   Class AAA ....................................................         (148,168)       (302,691)              --              --
   Class A ......................................................           (1,038)         (2,749)              --              --
   Class B ......................................................           (4,972)         (9,589)              --              --
   Class C ......................................................               (2)           (796)              --              --
                                                                    --------------   -------------   --------------   -------------
                                                                          (154,180)       (315,825)              --              --
                                                                    --------------   -------------   --------------   -------------
   Net realized gain on investment transactions
   Class AAA ....................................................          (85,504)        (12,960)              --              --
   Class A ......................................................             (644)           (124)              --              --
   Class B ......................................................           (3,790)           (478)              --              --
   Class C ......................................................               (1)            (55)              --              --
                                                                    --------------   -------------   --------------   -------------
                                                                           (89,939)        (13,617)              --              --
                                                                    --------------   -------------   --------------   -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................         (244,119)       (329,442)              --              --
                                                                    --------------   -------------   --------------   -------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA .................................................        1,044,453       1,979,778        1,019,076      15,506,831
      Class A ...................................................            1,440           2,800               --          15,000
      Class B ...................................................            1,152          79,307               --             350
      Class C ...................................................               --               2               --              --
                                                                    --------------   -------------   --------------   -------------
                                                                         1,047,045       2,061,887        1,019,076      15,522,181
                                                                    --------------   -------------   --------------   -------------
   Proceeds from reinvestment of dividends
      Class AAA .................................................          189,216         279,339               --              --
      Class A ...................................................            1,516           2,791               --              --
      Class B ...................................................            3,542           4,539               --              --
      Class C ...................................................               --             814               --              --
                                                                    --------------   -------------   --------------   -------------
                                                                           194,274         287,483               --              --
                                                                    --------------   -------------   --------------   -------------
   Cost of shares redeemed
      Class AAA .................................................         (560,794)     (4,724,149)      (6,316,091)    (21,176,934)
      Class A ...................................................          (13,000)        (67,125)         (34,315)             --
      Class B ...................................................          (21,476)       (123,006)          (3,343)        (49,941)
      Class C ...................................................               --         (45,792)         (10,985)       (101,961)
                                                                    --------------   -------------   --------------   -------------
                                                                          (595,270)     (4,960,072)      (6,364,734)    (21,328,836)
                                                                    --------------   -------------   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARES
OF BENEFICIAL INTEREST TRANSACTIONS .............................          646,049      (2,610,702)      (5,345,658)     (5,806,655)
                                                                    --------------   -------------   --------------   -------------
   REDEMPTION FEES ..............................................              (78)            194             (155)            396
                                                                    --------------   -------------   --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS ........................          380,910      (2,775,498)      (3,848,084)     (3,733,371)
NET ASSETS:
Beginning of period .............................................       10,084,496      12,859,994       12,275,597      16,008,968
                                                                    --------------   -------------   --------------   -------------
   End of period ................................................   $   10,465,406   $  10,084,496   $    8,427,513   $  12,275,597
                                                                    ==============   =============   ==============   =============
Undistributed net investment income .............................   $           --   $          --   $           --   $          --
                                                                    ==============   =============   ==============   =============

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                             REALTY FUND                 MIGHTY MITES(SM) FUND
                                                                    ------------------------------   ------------------------------
                                                                     FOR THE SIX        FOR THE       FOR THE SIX        FOR THE
                                                                     MONTHS ENDED     YEAR ENDED      MONTHS ENDED     YEAR ENDED
                                                                    MARCH 31, 2005   SEPTEMBER 30,   MARCH 31, 2005   SEPTEMBER 30,
                                                                     (UNAUDITED)         2004         (UNAUDITED)         2004
                                                                    --------------   -------------   --------------   -------------
OPERATIONS:
   Net investment income (loss) .................................   $      370,354   $     388,106   $        7,635   $    (127,799)
   Net realized gain (loss) on investments and
      foreign currency transactions .............................        1,402,977       1,063,262        2,806,686       3,983,019
   Net change in unrealized appreciation/depreciation on
      investments and foreign currency translations .............         (547,159)      1,402,579        3,255,755       2,813,159
                                                                    --------------   -------------   --------------   -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........        1,226,172       2,853,947        6,070,076       6,668,379
                                                                    --------------   -------------   --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA .................................................         (188,333)       (387,478)              --              --
      Class A ...................................................             (499)           (503)              --              --
      Class B ...................................................               (3)            (32)              --              --
      Class C ...................................................              (17)            (93)              --              --
                                                                    --------------   -------------   --------------   -------------
                                                                          (188,852)       (388,106)              --              --
                                                                    --------------   -------------   --------------   -------------
   Net realized gain on investment transactions
      Class AAA .................................................         (885,319)        (58,855)      (4,019,291)       (661,777)
      Class A ...................................................           (2,234)            (76)          (3,339)           (388)
      Class B ...................................................              (87)             (5)         (34,684)         (5,992)
      Class C ...................................................             (407)            (14)         (26,813)         (1,697)
                                                                    --------------   -------------   --------------   -------------
                                                                          (888,047)        (58,950)      (4,084,127)       (669,854)
                                                                    --------------   -------------   --------------   -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................       (1,076,899)       (447,056)      (4,084,127)       (669,854)
                                                                    --------------   -------------   --------------   -------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA .................................................        2,672,941       6,942,146          740,063      52,277,745
      Class A ...................................................           46,994          29,047              576           1,694
      Class B ...................................................               --              --               --          10,286
      Class C ...................................................            3,018              --              600         203,866
                                                                    --------------   -------------   --------------   -------------
                                                                         2,722,953       6,971,193          741,239      52,493,591
                                                                    --------------   -------------   --------------   -------------
   Proceeds from reinvestment of dividends
      Class AAA .................................................        1,008,777         407,356        3,747,946         577,769
      Class A ...................................................            2,724             576            3,328             387
      Class B ...................................................               83              34           31,868           5,990
      Class C ...................................................              416             104           26,802           1,696
                                                                    --------------   -------------   --------------   -------------
                                                                         1,012,000         408,070        3,809,944         585,842
                                                                    --------------   -------------   --------------   -------------
   Cost of shares redeemed
      Class AAA .................................................       (2,905,466)     (7,202,768)      (8,951,930)    (59,054,214)
      Class A ...................................................           (3,263)        (39,859)              --              --
      Class B ...................................................               --              --          (31,942)       (192,800)
      Class C ...................................................               --              --              (10)        (11,877)
                                                                    --------------   -------------   --------------   -------------
                                                                        (2,908,729)     (7,242,627)      (8,983,882)    (59,258,891)
                                                                    --------------   -------------   --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARES OF
      BENEFICIAL INTEREST TRANSACTIONS ..........................          826,224         136,636       (4,432,699)     (6,179,458)
                                                                    --------------   -------------   --------------   -------------
    REDEMPTION FEES .............................................            6,511             984               12             461
                                                                    --------------   -------------   --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS ........................          982,008       2,544,511       (2,446,738)       (180,472)
NET ASSETS:
   Beginning of period ..........................................       16,483,756      13,939,245       51,551,968      51,732,440
                                                                    --------------   -------------   --------------   -------------
   End of period ................................................   $   17,465,764   $  16,483,756   $   49,105,230   $  51,551,968
                                                                    ==============   =============   ==============   =============
   Undistributed net investment income ..........................   $      181,502   $          --   $       33,819   $      26,184
                                                                    ==============   =============   ==============   =============

                 See accompanying notes to financial statements

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Westwood Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and currently consists of six active separate investment portfolios: Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites(SM) Fund (collectively, the "Funds"), each with four classes of shares known as the Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Advisers, Inc. (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

ACCOUNTING FOR REAL ESTATE INVESTMENT TRUSTS. The Funds own shares of Real Estate Investment Trusts ("REITS") which report information on the source of their distributions annually. Distributions received from REITS during the year which represent a return of capital are recorded as a reduction to the cost of the individual REIT.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The books and records of the Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, the Funds and then among the Classes of Shares. Such allocations are made on the basis of each Fund's and Class' average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid annually for the Equity, SmallCap Equity and Mighty Mites(SM) Funds, and quarterly for the Balanced and Realty Funds. The
Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended September 30, 2004, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments to additional paid-in-capital. These reclassifications related primarily to distributions from Real Estate Investment Trusts and net operating losses.

                                      ACCUMULATED UNDISTRIBUTED         ACCUMULATED REALIZED
                                     NET INVESTMENT INCOME (LOSS)    GAIN (LOSS) ON INVESTMENTS
                                     ----------------------------    --------------------------
Equity Fund .......................         $      --                       $      --
Balanced Fund .....................             3,920                          (3,602)
Intermediate Bond Fund ............               153                            (153)
SmallCap Equity Fund ..............          (148,137)                             --
Realty Fund .......................            58,950                         (58,862)
Mighty Mites(SM) Fund .............           154,093                        (154,093)

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The tax character of distributions paid during the years ended September 30, 2004 and September 30, 2003 was as follows:

                                                           EQUITY FUND                BALANCED FUND          INTERMEDIATE BOND FUND
                                                   ---------------------------  --------------------------  ------------------------
                                                    YEAR ENDED SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,  YEAR ENDED SEPTEMBER 30,
                                                   ---------------------------  --------------------------  ------------------------
                                                     2004            2003           2004         2003          2004         2003
                                                   -----------    ------------  ------------  ------------  ----------   -----------
Ordinary income
   (inclusive of short-term capital gains) .....   $ 2,644,524    $  2,621,205  $  2,813,516  $  3,340,532  $  315,825   $   392,988
Net long term capital gains ....................            --              --            --            --      13,617            --
                                                   -----------    ------------  ------------  ------------  ----------   -----------
Total distributions paid .......................   $ 2,644,524    $  2,621,205  $  2,813,516  $  3,340,532  $  329,442   $   392,988
                                                   ===========    ============  ============  ============  ==========   ===========
                                                      SMALLCAP EQUITY FUND              REALTY FUND           MIGHTY MITES(SM) FUND
                                                   ---------------------------  --------------------------  ------------------------
Ordinary income
   (inclusive of short-term capital gains) .....            --              --  $    388,106  $    424,399  $  322,208   $   101,542
Net long term capital gains ....................            --              --        58,950            --     347,646       103,413
                                                   -----------    ------------  ------------  ------------  ----------   -----------
Total distributions paid .......................            --              --  $    447,056  $    424,399  $  669,854   $   204,955
                                                   ===========    ============  ============  ============  ==========   ===========

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Funds' policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds' net investment company taxable income and net capital gains. Therefore, no provision for Federal Income taxes is required.

As of September 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                                                INTERMEDIATE    SMALLCAP                   MIGHTY
                                                     EQUITY         BALANCED        BOND         EQUITY       REALTY      MITES(SM)
                                                      FUND            FUND          FUND          FUND         FUND         FUND
                                                   -----------    ------------  ------------  ------------  ----------   -----------
Undistributed ordinary income ..................   $   936,755              --  $      2,656            --         --    $   911,803
Long-term capital gain .........................            --              --        88,949            --  $  774,341     2,679,091
Capital loss carryforward ......................   (28,759,173)   $ (3,379,553)           --  $(11,305,503)         --            --
Unrealized appreciation/(depreciation) .........    27,107,774      16,135,610       220,296       754,971   3,423,757     8,410,565
                                                   -----------    ------------  ------------  ------------  ----------   -----------
Total accumulated income/(loss) ................   $  (714,644)   $ 12,756,057  $    311,901  $(10,550,532) $4,198,098   $12,001,459
                                                   ===========    ============  ============  ============  ==========   ===========

At September 30, 2004, the difference between book and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax basis deferral of losses on wash sales. Additionally, Mighty Mites(SM) has a basis adjustment due to an investment in a publicly traded limited partnership.

The Equity Fund has capital loss carryforwards for Federal income tax purposes of $5,455,742, $21,893,758 and $1,409,672, available through September 2010,
2011 and 2012, respectively. The Balanced Fund has a capital loss carryforward for Federal income tax purposes of $3,379,553 available through September 2011. The SmallCap Equity Fund has capital loss carryforwards for Federal income tax purposes of $6,460,017 and $4,845,486 available through September 2010 and 2011, respectively. These loss carryforwards are available to reduce future required distributions of net capital gains to shareholders.

During the fiscal year ended September 30, 2004 the Balanced Fund, SmallCap Equity Fund and Realty Fund utilized capital loss carryforwards of $1,600,142, $2,385,162 and $202,902, respectively.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended September 30, 2004 the Funds had no capital losses to defer.

CONCENTRATION RISK. The Realty Fund invests a substantial portion of its assets in REITS; therefore it may be more affected by economic developments in the real estate industry than would a general equity fund.

3. INVESTMENT ADVISORY AGREEMENTS. The Funds have entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Equity, SmallCap Equity, Realty and Mighty Mites(SM) Funds, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Funds' portfolios, oversees the administration of all aspects of the Funds' business and affairs and pays the compensation of all Officers and Trustees of the Funds' who are the Funds' affiliates. The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the Intermediate Bond, SmallCap Equity, Realty and Mighty Mites(SM) Funds in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement will continue until at least September 30, 2005. For the six months ended March 31, 2005, the Adviser was entitled to fees of $900,299, $543,824, $31,192, $58,566, $90,760 and $257,271
for the Equity, Balanced, Intermediate Bond, SmallCap Equity, Realty and Mighty Mites(SM) Funds, respectively. For the six months ended March 31, 2005, the Adviser waived fees or reimbursed expenses in the amounts of $35,486, $35,496, $19,145 and $59,284 for the Intermediate Bond, SmallCap Equity, Realty and Mighty Mites(SM) Funds, respectively.

The Intermediate Bond, SmallCap Equity, Realty and Mighty Mites(SM) Funds are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the applicable expense limitation for Class AAA of 1.00%, 1.50%, 1.50% and 1.50%, respectively and for Class A of 1.10%, 1.75%, 1.75% and 1.75%, respectively, and for Class B and Class C of
1.75%,  2.25%,  2.25% and 2.25%,  respectively of average daily net assets,  the annual limitation under the Advisory Agreement. As of March 31, 2005, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are $191,204, $190,527, $122,467 and $221,719 for the
Intermediate Bond, SmallCap Equity, Realty and Mighty Mites(SM) Funds, respectively.

The Funds, with the exception of the Mighty Mites(SM) Fund, have also entered into a sub-advisory agreement with Westwood Management Corp. (the "Sub-Adviser") whereby the Adviser pays the Sub-Adviser the greater of $150,000 per year on an aggregate basis for the Funds or a fee of 35% of net revenues to the Adviser from the Funds. For the six months ended March 31, 2005, the Adviser informed the Funds that it paid collectively to the Sub-Adviser fees of $409,151 for the Equity, Balanced, Intermediate Bond, SmallCap Equity and Realty Funds.

4. DISTRIBUTION PLAN. The Funds' Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund at an annual rate of 0.35%), 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended March 31, 2005, other than short-term securities, are as follows:

                                PURCHASES          SALES        PURCHASES      SALES
                             (EXCLUDING U.S.  (EXCLUDING U.S.    OF U.S.      OF U.S.
                               GOVERNMENT       GOVERNMENT     GOVERNMENT    GOVERNMENT
                               SECURITIES)      SECURITIES)    SECURITIES    SECURITIES
                               -----------      -----------    -----------   -----------
Equity Fund ............       $68,282,113      $91,281,472             --            --
Balanced Fund ..........        35,396,241       35,137,784    $11,741,266    $6,902,876
Intermediate Bond Fund .           393,321          422,209      2,124,289     1,129,656
SmallCap Equity Fund ...         6,829,686       11,940,721             --            --
Realty Fund ............         5,210,141        5,011,713             --            --
Mighty Mites(SM) Fund ..         2,168,840       10,064,331             --            --

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2005, the Mighty Mites(SM) Fund paid brokerage commissions of $20,265 to Gabelli & Company.

Gabelli & Company informed the Trust that it received commissions (sales charges and underwriting fees) from investors on sales and redemptions of Fund shares in the amount of $4,669.

The cost of calculating each Fund's net asset value per share is a Fund expense pursuant to the Investment Advisory Agreement between each Fund and the Adviser. During the six months ended March 31, 2005, the Equity, Balanced and Mighty Mites(SM) Funds reimbursed the Adviser $19,950 each in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations. A reimbursement was not sought during the six months ended March 31, 2005 for the Realty Fund, Intermediate Bond Fund and SmallCap Equity Fund.

SmallCap Equity Fund recorded a reimbursement from the Adviser during August 2004 in the amount of $51,180. This amount was paid in connection with losses incurred in the disposition of certain exchange traded funds which exceeded the Fund's investment restrictions.

7. SHARES OF BENEFICIAL INTEREST. The Funds offer four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

From October 1, 2004 through April 4, 2005, the Funds imposed a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that were redeemed or exchanged within 60 days after the date of a purchase. Effective April 5, 2005, the redemption fee was eliminated for all Funds except Mighty Mites(SM) Fund whose redemption fee was retained at 2% applicable to redemptions or exchanges within 7 days after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Funds. The redemption fees retained by the Funds during the six months ended March 31, 2005 amounted to $(1,246), $6,166, $(78), $(155), $6,511 and $12 for
the Equity, Balanced, Intermediate Bond, SmallCap Equity, Realty and Mighty Mites(SM) Funds, respectively.

The redemption fee did not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until June 30, 2005 to implement such systems.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest were as follows:

                                                           EQUITY FUND                        BALANCED FUND
                                                 --------------------------------   ---------------------------------
                                                 SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                  MARCH 31, 2005    SEPTEMBER 30,    MARCH 31,2005      SEPTEMBER 30,
                                                   (UNAUDITED)          2004          (UNAUDITED)           2004
                                                 ----------------   -------------   ----------------    -------------
CLASS AAA
Shares sold ...................................         1,395,096       4,570,931          1,260,764        2,879,300
Shares issued upon reinvestment of dividends ..           163,157         274,221             99,028          224,878
Shares redeemed ...............................        (3,867,072)    (13,328,863)        (1,590,847)      (5,716,541)
                                                 ----------------   -------------   ----------------    -------------
   Net increase (decrease) in Class AAA shares         (2,308,819)     (8,483,711)          (231,055)      (2,612,363)
                                                 ================   =============   ================    =============
CLASS A
Shares sold ...................................            14,320          84,074             37,614           31,077
Shares issued upon reinvestment of dividends ..               856           3,690              2,088            6,537
Shares redeemed ...............................          (170,806)        (96,075)           (24,462)         (58,193)
                                                 ----------------   -------------   ----------------    -------------
   Net increase (decrease) in Class A shares ..          (155,630)         (8,311)            15,240          (20,579)
                                                 ================   =============   ================    =============
CLASS B
Shares sold ...................................                --             828                 --            2,421
Shares issued upon reinvestment of dividends ..                --              46                  2              183
Shares redeemed ...............................              (166)         (6,196)            (1,745)          (5,950)
                                                 ----------------   -------------   ----------------    -------------
   Net increase (decrease) in Class B shares ..              (166)         (5,322)            (1,743)          (3,346)
                                                 ================   =============   ================    =============
CLASS C
Shares sold ...................................                --           1,131              9,867           85,453
Shares issued upon reinvestment of dividends ..                51              --                 15              552
Shares redeemed ...............................               (86)         (1,094)            (9,188)         (55,549)
                                                 ----------------   -------------   ----------------    -------------
   Net increase (decrease) in Class C shares ..               (35)             37                694           30,456
                                                 ================   =============   ================    =============

                                                      INTERMEDIATE BOND FUND
                                                 --------------------------------
                                                 SIX MONTHS ENDED    YEAR ENDED
                                                  MARCH 31, 2005    SEPTEMBER 30,
                                                   (UNAUDITED)          2004
                                                 ----------------   -------------
CLASS AAA
Shares sold ...................................            93,977         177,231
Shares issued upon reinvestment of dividends ..            17,100          25,093
Shares redeemed ...............................           (50,596)       (424,556)
                                                 ----------------   -------------
   Net increase (decrease) in Class AAA shares             60,481        (222,232)
                                                 ================   =============
CLASS A
Shares sold ...................................               130             251
Shares issued upon reinvestment of dividends ..               137             251
Shares redeemed ...............................            (1,174)         (5,990)
                                                 ----------------   -------------
   Net increase (decrease) in Class A shares ..              (907)         (5,488)
                                                 ================   =============
CLASS B
Shares sold ...................................               105           7,103
Shares issued upon reinvestment of dividends ..               320             408
Shares redeemed ...............................            (1,944)        (11,118)
                                                 ----------------   -------------
   Net increase (decrease) in Class B shares ..            (1,519)         (3,607)
                                                 ================   =============
CLASS C
Shares sold ...................................                --              --
Shares issued upon reinvestment of dividends ..                --              73
Shares redeemed ...............................                --          (4,146)
                                                 ----------------   -------------
   Net increase (decrease) in Class C shares ..                --          (4,073)
                                                 ================   =============

                                                       SMALLCAP EQUITY FUND                     REALTY FUND
                                                 --------------------------------   ---------------------------------
CLASS AAA
Shares sold ...................................           102,730       1,764,700            179,192          526,666
Shares issued upon reinvestment of dividends ..                --              --             67,301           31,120
Shares redeemed ...............................          (623,845)     (2,354,722)          (197,743)        (564,612)
                                                 ----------------   -------------   ----------------    -------------
   Net increase (decrease) in Class AAA shares           (521,115)       (590,022)            48,750           (6,826)
                                                 ================   =============   ================    =============
CLASS A
Shares sold ...................................                --           1,799              3,009            2,331
Shares issued upon reinvestment of dividends ..                --              --                179               45
Shares redeemed ...............................            (3,744)             --               (206)          (2,910)
                                                 ----------------   -------------   ----------------    -------------
   Net increase (decrease) in Class A shares ..            (3,744)          1,799              2,982             (534)
                                                 ================   =============   ================    =============
CLASS B
Shares sold ...................................                --              41                 --               --
Shares issued upon reinvestment of dividends ..                --              --                  5                3
Shares redeemed ...............................              (337)         (5,827)                --               --
                                                 ----------------   -------------   ----------------    -------------
   Net increase (decrease) in Class B shares ..              (337)         (5,786)                 5                3
                                                 ================   =============   ================    =============
CLASS C
Shares sold ...................................                --              --                203               --
Shares issued upon reinvestment of dividends ..                --              --                 26                8
Shares redeemed ...............................            (1,100)        (12,543)                --               --
                                                 ----------------   -------------   ----------------    -------------
Net increase (decrease) in Class C shares .....            (1,100)        (12,543)               229                8
                                                 ================   =============   ================    =============

                                                       MIGHTY MITES(SM) FUND
                                                 --------------------------------
CLASS AAA
Shares sold ...................................            47,426       3,529,295
Shares issued upon reinvestment of dividends ..           247,063          41,006
Shares redeemed ...............................          (573,004)     (4,006,222)
                                                 ----------------   -------------
   Net increase (decrease) in Class AAA shares           (278,515)       (435,921)
                                                 ================   =============
CLASS A
Shares sold ...................................                37             114
Shares issued upon reinvestment of dividends ..               219              28
Shares redeemed ...............................                --              --
                                                 ----------------   -------------
   Net increase (decrease) in Class A shares ..               256             142
                                                 ================   =============
CLASS B
Shares sold ...................................                --             718
Shares issued upon reinvestment of dividends ..             2,143             430
Shares redeemed ...............................            (2,126)        (12,996)
                                                 ----------------   -------------
   Net increase (decrease) in Class B shares ..                17         (11,848)
                                                 ================   =============
CLASS C
Shares sold ...................................                40          14,145
Shares issued upon reinvestment of dividends ..             1,810             122
Shares redeemed ...............................                (1)           (849)
                                                 ----------------   -------------
Net increase (decrease) in Class C shares .....             1,849          13,418
                                                 ================   =============

8. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Funds do not believe that these matters will have a material adverse effect on the Funds' financial position or the results of their operations.

9. INDEMNIFICATIONS. The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                               OPERATING PERFORMANCE                  DISTRIBUTIONS TO SHAREHOLDERS
                                      ----------------------------------------   ----------------------------------------
                                                          NET
                                                       REALIZED
                          NET ASSET      NET              AND         TOTAL                       NET
                           VALUE,     INVESTMENT    UNREALIZED GAIN   FROM          NET        REALIZED
PERIOD ENDED              BEGINNING     INCOME         (LOSS) ON    INVESTMENT   INVESTMENT     GAIN ON         TOTAL
SEPTEMBER 30              OF PERIOD   (LOSS)(c)       INVESTMENTS   OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
----------------------    ---------   ----------    --------------- ----------   ----------   -----------   -------------
EQUITY FUND

CLASS AAA
2005(a)                   $    9.32   $     0.06      $      0.92   $     0.98   $    (0.10)           --   $       (0.10)
2004                           7.99         0.08             1.36         1.44        (0.11)           --           (0.11)
2003                           7.02         0.09             0.96         1.05        (0.08)           --           (0.08)
2002                           8.32         0.07            (1.32)       (1.25)       (0.05)           --           (0.05)
2001                          11.12         0.04            (1.52)       (1.48)       (0.01)  $     (1.31)          (1.32)
2000                          10.46        (0.00)(d)         1.86         1.86        (0.02)        (1.18)          (1.20)

CLASS A
2005(a)                   $    9.28   $     0.06      $      0.89   $     0.95   $    (0.04)           --   $       (0.04)
2004                           7.97         0.05             1.35         1.40        (0.09)           --           (0.09)
2003                           6.99         0.07             0.97         1.04        (0.06)           --           (0.06)
2002                           8.29         0.05            (1.32)       (1.27)       (0.03)           --           (0.03)
2001                          11.10         0.02            (1.52)       (1.50)          --   $     (1.31)          (1.31)
2000                          10.46        (0.03)            1.85         1.82           --         (1.18)          (1.18)

CLASS B
2005(a)                   $    9.21   $     0.02      $      0.90   $     0.92           --            --              --
2004                           7.92         0.02             1.34         1.36   $    (0.07)           --   $       (0.07)
2003                           6.97         0.04             0.95         0.99        (0.04)           --           (0.04)
2002                           8.29         0.02            (1.32)       (1.30)       (0.02)           --           (0.02)
2001(e)                        9.65        (0.01)           (1.35)       (1.36)          --            --              --

CLASS C
2005(a)                   $    9.24   $     0.02      $      0.90   $     0.92   $    (0.03)           --   $       (0.03)
2004                           7.89         0.01             1.34         1.35           --            --              --
2003                           6.98         0.04             0.96         1.00        (0.09)           --           (0.09)
2002                           8.28         0.01            (1.31)       (1.30)          --            --              --
2001(f)                       10.25        (0.01)           (1.96)       (1.97)          --            --              --

                                                                  RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                                         --------------------------------------------------------------------
                                              NET                  NET ASSETS,
                                          ASSET VALUE,               END OF           NET            EXPENSES       PORTFOLIO
PERIOD ENDED              REDEMPTION         END OF       TOTAL      PERIOD       INVESTMENT          NET OF        TURNOVER
SEPTEMBER 30               FEES(c)           PERIOD      RETURN+   (IN 000'S)    INCOME (LOSS)      WAIVERS(b)        RATE
----------------------    ----------      ------------   -------   -----------   -------------      ----------      ---------
EQUITY FUND

CLASS AAA
2005(a)                   $    (0.00)(d)  $      10.20      10.5%  $   172,617            1.21%(g)        1.50%(g)         38%
2004                            0.00(d)           9.32      18.1       179,407            0.90            1.50             44
2003                              --              7.99      15.1       221,635            1.19            1.48             50
2002                              --              7.02     (15.1)      231,197            0.84            1.46             84
2001                              --              8.32     (14.9)      265,855            0.45            1.43             87
2000                              --             11.12      19.3       204,094           (0.00)           1.48             91

CLASS A
2005(a)                   $    (0.00)(d)  $      10.19      10.3%  $     2,067            1.18%(g)        1.75%(g)         38%
2004                            0.00(d)           9.28      17.7         3,328            0.61            1.75             44
2003                              --              7.97      15.0         2,923            0.94            1.73             50
2002                              --              6.99     (15.4)        1,808            0.59            1.71             84
2001                              --              8.29     (15.1)        2,096            0.20            1.68             87
2000                              --             11.10      19.0         2,133           (0.25)           1.73             91

CLASS B
2005(a)                   $    (0.00)(d)  $      10.13      10.0%  $        40            0.45%(g)        2.26%(g)         38%
2004                            0.00(d)           9.21      17.2            38            0.21            2.25             44
2003                              --              7.92      14.3            74            0.44            2.23             50
2002                              --              6.97     (15.7)           53            0.09            2.21             84
2001(e)                           --              8.29     (14.1)           27           (0.30)(g)        2.18(g)          87

CLASS C
2005(a)                   $    (0.00)(d)  $      10.13      10.0%  $       166            0.44%(g)        2.25%(g)         38%
2004                            0.00(d)           9.24      17.1           152            0.11            2.25             44
2003                              --              7.89      14.4           129            0.44            2.23             50
2002                              --              6.98     (15.7)           33            0.09            2.21             84
2001(f)                           --              8.28     (19.2)            4           (0.30)(g)        2.18(g)          87

--------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.

(a)   For the period ended March 31, 2005, unaudited.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.50% (Class AAA), 1.75% (Class A), and 2.25% (Class B and C) for the period ended March 31, 2005; 1.49% (Class AAA), 1.74% (Class A) and 2.24% (Class B and C) for the period ended September 30, 2004; 1.47% (Class AAA), 1.72% (Class A) and 2.22% (Class B and Class C) for 2003; 1.43% (Class AAA), 1.68% (Class A) and 2.18% (Class B and Class C) for 2002; 1.42% (Class AAA), 1.67% (Class
      A) and 2.17% (Class B and Class C) for 2001; and 1.47% (Class AAA) and 1.72% (Class A) for 2000.

(c)   Per share data is calculated using the average shares outstanding method.

(d)   Amount represents less than $0.005 per share.

(e) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.

(f) From February 13, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.

(g)   Annualized.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                               OPERATING PERFORMANCE                     DISTRIBUTIONS TO SHAREHOLDERS
                                      ----------------------------------------   ----------------------------------------------
                                                          NET
                                                       REALIZED
                          NET ASSET                       AND         TOTAL                          NET
                           VALUE,        NET        UNREALIZED GAIN   FROM          NET           REALIZED
PERIOD ENDED              BEGINNING   INVESTMENT       (LOSS) ON    INVESTMENT   INVESTMENT        GAIN ON            TOTAL
SEPTEMBER 30              OF PERIOD   INCOME(c)       INVESTMENTS   OPERATIONS     INCOME        INVESTMENTS      DISTRIBUTIONS
----------------------    ---------   ----------    --------------- ----------   ----------      -----------      -------------
BALANCED FUND

CLASS AAA
2005(a)                   $   11.47   $     0.11      $      0.63   $     0.74   $    (0.11)              --      $       (0.11)
2004                          10.51         0.21             0.97         1.18        (0.22)              --              (0.22)
2003                           9.65         0.21             0.87         1.08        (0.22)              --              (0.22)
2002                          10.40         0.24            (0.75)       (0.51)       (0.24)     $     (0.00)(d)          (0.24)
2001                          12.40         0.26            (0.90)       (0.64)       (0.26)           (1.10)             (1.36)
2000                          11.98         0.27             1.23         1.50        (0.27)           (0.81)             (1.08)

CLASS A
2005(a)                   $   11.44   $     0.10      $      0.62   $     0.72   $    (0.07)              --      $       (0.07)
2004                          10.48         0.18             0.97         1.15        (0.19)              --              (0.19)
2003                           9.62         0.19             0.86         1.05        (0.19)              --              (0.19)
2002                          10.37         0.21            (0.75)       (0.54)       (0.21)     $     (0.00)(d)          (0.21)
2001                          12.36         0.23            (0.89)       (0.66)       (0.23)           (1.10)             (1.33)
2000                          11.95         0.24             1.22         1.46        (0.24)           (0.81)             (1.05)

CLASS B
2005(a)                   $   11.43   $     0.07      $      0.62   $     0.69   $    (0.00)(d)           --      $       (0.00)(d)
2004                          10.48         0.13             0.96         1.09        (0.14)              --              (0.14)
2003                           9.63         0.14             0.86         1.00        (0.15)              --              (0.15)
2002                          10.40         0.17            (0.77)       (0.60)       (0.17)     $     (0.00)(d)          (0.17)
2001(e)                       11.35         0.08            (0.95)       (0.87)       (0.08)              --              (0.08)

CLASS C
2005(a)                   $   11.45   $     0.07      $      0.61   $     0.68   $    (0.00)(d)           --      $       (0.00)(d)
2004                          10.49         0.13             0.97         1.10        (0.14)              --              (0.14)
2003                           9.62         0.14             0.87         1.01        (0.14)              --              (0.14)
2002                          10.40         0.19            (0.79)       (0.60)       (0.18)     $     (0.00)(d)          (0.18)
2001(f)                       10.17         0.00(d)          0.23         0.23           --               --                 --

                                                                   RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                                         ---------------------------------------------------------------------
                                              NET                  NET ASSETS,
                                          ASSET VALUE,               END OF           NET            EXPENSES       PORTFOLIO
PERIOD ENDED              REDEMPTION         END OF       TOTAL      PERIOD       INVESTMENT          NET OF        TURNOVER
SEPTEMBER 30               FEES(c)           PERIOD      RETURN+   (IN 000'S)    INCOME (LOSS)      WAIVERS(b)        RATE
----------------------    ----------      ------------   -------   -----------   -------------      ----------      ----------
BALANCED FUND

CLASS AAA
2005(a)                   $     0.00(d)   $      12.10       6.5%  $   141,029            1.92%(g)        1.25%(g)          32%
2004                            0.00(d)          11.47      11.3       136,400            1.92            1.23              41
2003                              --             10.51      11.2       152,409            2.10            1.23              56
2002                              --              9.65      (5.1)      150,915            2.25            1.22              78
2001                              --             10.40      (5.8)      154,179            2.23            1.17              81
2000                              --             12.40      13.4       139,350            2.21            1.19              65

CLASS A
2005(a)                   $     0.00(d)   $      12.09       6.3%  $     5,784            1.67%(g)        1.50%(g)          32%
2004                            0.00(d)          11.44      11.0         5,298            1.66            1.48              41
2003                              --             10.48      11.0         5,070            1.85            1.48              56
2002                              --              9.62      (5.4)        5,761            2.00            1.47              78
2001                              --             10.37      (6.0)        6,472            1.98            1.42              81
2000                              --             12.36      13.1         7,720            1.96            1.44              65

CLASS B
2005(a)                   $     0.00(d)   $      12.12       6.1%  $       151            1.16%(g)        2.00%(g)          32%
2004                            0.00(d)          11.43      10.4           163            1.18            1.98              41
2003                              --             10.48      10.4           184            1.35            1.98              56
2002                              --              9.63      (5.9)          113            1.50            1.97              78
2001(e)                           --             10.40      (7.7)            2            1.48(g)         1.92(g)           81

CLASS C
2005(a)                   $     0.00(d)   $      12.13       6.0%  $       905            1.17%(g)        2.00%(g)          32%
2004                            0.00(d)          11.45      10.5           846            1.19            1.98              41
2003                              --             10.49      10.5           456            1.35            1.98              56
2002                              --              9.62      (5.9)          284            1.50            1.97              78
2001(f)                           --             10.40       2.3             7            1.48(g)         1.92(g)           81

--------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.

(a)   For the period ended March 31, 2005, unaudited.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.23% (Class AAA), 1.48% (Class A) and 1.98% (Class B and C) for the period ended March 31, 2005; 1.22% (Class AAA), 1.47% (Class A) and 1.97% (Class B and Class C) for the period ended September 30, 2004; 1.20% (Class AAA), 1.45% (Class
      A) and 1.95% (Class B and Class C) for 2003; 1.17% (Class AAA), 1.42% (Class A) and 1.92% (Class B and Class C) for 2002; 1.15% (Class AAA), 1.40% (Class A) and 1.90% (Class B and Class C) for 2001; and 1.17% (Class
      AAA) and 1.42% (Class A) for 2000.

(c)   Per share data is calculated using the average shares outstanding method.

(d)   Amount represents less than $.005 per share.

(e) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.

(f) From September 25, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.

(g)   Annualized.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                                OPERATING PERFORMANCE                  DISTRIBUTIONS TO SHAREHOLDERS
                                      -----------------------------------------   ----------------------------------------
                                                         NET
                                                      REALIZED
                          NET ASSET      NET             AND            TOTAL                      NET
                           VALUE,     INVESTMENT   UNREALIZED GAIN      FROM         NET        REALIZED
PERIOD ENDED              BEGINNING     INCOME        (LOSS) ON      INVESTMENT   INVESTMENT     GAIN ON         TOTAL
SEPTEMBER 30              OF PERIOD   (LOSS)(d)      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS
----------------------    ---------   ----------   ---------------   ----------   ----------   -----------   -------------
INTERMEDIATE BOND FUND

CLASS AAA
2005(a)                   $   11.18   $     0.17   $         (0.19)  $    (0.02)  $    (0.17)  $     (0.09)  $       (0.26)
2004                          11.31         0.33             (0.12)        0.21        (0.33)        (0.01)          (0.34)
2003                          11.30         0.31                --         0.31        (0.30)           --           (0.30)
2002                          10.82         0.45              0.48         0.93        (0.45)           --           (0.45)
2001                          10.08         0.51              0.74         1.25        (0.51)           --           (0.51)
2000                           9.99         0.51              0.09         0.60        (0.51)           --           (0.51)

CLASS A
2005(a)                   $   11.18   $     0.16   $         (0.19)  $    (0.03)  $    (0.16)  $     (0.09)  $       (0.25)
2004                          11.31         0.32             (0.12)        0.20        (0.32)        (0.01)          (0.33)
2003                          11.30         0.30              0.01         0.31        (0.30)           --           (0.30)
2002                          10.82         0.44              0.48         0.92        (0.44)           --           (0.44)
2001(f)                       10.55         0.09              0.27         0.36        (0.09)           --           (0.09)

CLASS B
2005(a)                   $   11.18   $     0.12   $         (0.19)  $    (0.07)  $    (0.12)  $     (0.09)  $       (0.21)
2004                          11.30         0.25             (0.11)        0.14        (0.25)        (0.01)          (0.26)
2003                          11.29         0.23                --         0.23        (0.22)           --           (0.22)
2002                          10.82         0.37              0.47         0.84        (0.37)           --           (0.37)
2001(e)                       10.53         0.22              0.29         0.51        (0.22)           --           (0.22)

CLASS C(h)
2005(a)                   $   11.17   $     0.13   $         (0.18)  $    (0.05)  $    (0.22)  $     (0.09)  $       (0.31)
2004                          11.30         0.25             (0.09)        0.16        (0.28)        (0.01)          (0.29)
2003                          11.29         0.22              0.01         0.23        (0.22)           --           (0.22)
2002(i)                       10.84         0.35              0.45         0.80        (0.35)           --           (0.35)

                                                                  RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                                    -------------------------------------------------------------------------------
                                            NET                   NET                       EXPENSES       EXPENSES
                                           ASSET                ASSETS,        NET           NET OF         BEFORE
                                          VALUE,                 END OF     INVESTMENT      WAIVERS/       WAIVERS/       PORTFOLIO
PERIOD ENDED              REDEMPTION      END OF     TOTAL       PERIOD       INCOME       REIMBURSE-     REIMBURSE-      TURNOVER
SEPTEMBER 30                FEES(d)       PERIOD    RETURN+    (IN 000'S)     (LOSS)        MENTS(b)       MENTS(c)         RATE
----------------------    ----------      -------   -------    ----------   ----------     ----------     ----------      ---------
INTERMEDIATE BOND FUND

CLASS AAA
2005(a)                   $    (0.00)(j)  $ 10.90      (0.2)%  $    9,974         3.00%(g)       1.04%(g)       1.72%(g)         18%
2004                            0.00(j)     11.18       2.0         9,553         2.97           1.02           1.76             32
2003                              --        11.31       2.8        12,174         2.70           1.06           1.57             73
2002                              --        11.30       8.9        15,157         4.06           1.05           1.69             46
2001                              --        10.82      12.7         8,140         4.90           1.07           2.02             77
2000                              --        10.08       6.4         6,451         5.16           1.06           1.94             67

CLASS A
2005(a)                   $    (0.00)(j)  $ 10.90      (0.2)%  $       63         2.89%(g)       1.14%(g)       1.82%(g)         18%
2004                            0.00(j)     11.18       1.8            75         2.88           1.12           1.86             32
2003                              --        11.31       2.8           138         2.60           1.16           1.67             73
2002                              --        11.30       8.8            56         3.96           1.15           1.79             46
2001(f)                           --        10.82       3.4            93         4.80(g)        1.17(g)        2.12(g)          77

CLASS B
2005(a)                   $    (0.00)(j)  $ 10.90      (0.6)%  $      428         2.25%(g)       1.79%(g)       2.47%(g)         18%
2004                            0.00(j)     11.18       1.3           456         2.23           1.77           2.51             32
2003                              --        11.30       2.1           502         1.95           1.81           2.32             73
2002                              --        11.29       8.0           229         3.31           1.80           2.44             46
2001(e)                           --        10.82       4.9            23         4.15(g)        1.82(g)        2.77(g)          77

CLASS C(h)
2005(a)                   $    (0.00)(j)  $ 10.81      (0.5)%  $      0.1         2.36%(g)       1.79%(g)       2.36%(g)         18%
2004                            0.00(j)     11.17       1.5             0         2.21           1.77           2.51             32
2003                              --        11.30       2.1            46         1.95           1.81           2.32             73
2002(i)                           --        11.29       7.6            50         3.31(g)        1.80(g)        2.44(g)          46

--------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.

(a)   For the period ended March 31, 2005, unaudited.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the Intermediate Bond Fund Class AAA, Intermediate Bond Fund Class A, Intermediate Bond Fund Class B, and Intermediate Bond Fund Class C, would be 1.00%, 1.10%, 1.75% and 1.75%, respectively, for each period.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(d)   Per share data is calculated using the average shares outstanding method.

(e) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.

(f) From July 26, 2001 through September 30, 2001, the period through which Class A Shares were continuously outstanding.

(g)   Annualized.

(h) Class C Shares were outstanding for the periods December 15, 2000 through December 18, 2000, March 21, 2001 through March 26, 2001 and July 18, 2001 through July 24, 2001. Financial Highlights are not presented for Class C Shares for these periods as the information is not considered meaningful.

(i) From October 22, 2001 through September 30, 2002, the period through which Class C Shares were continuously outstanding.

(j)   Amount represents less than $0.005 per share.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                             OPERATING PERFORMANCE                        DISTRIBUTIONS TO SHAREHOLDERS
                                    ---------------------------------------   -----------------------------------------------------
                            NET                        NET
                           ASSET                    REALIZED
                          VALUE,                       AND                                             IN EXCESS
                          BEGIN-       NET         UNREALIZED      TOTAL       NET          NET         OF NET
                           NING     INVESTMENT        GAIN         FROM       INVEST-    REALIZED      REALIZED
PERIOD ENDED                OF        INCOME        (LOSS) ON    INVESTMENT    MENT       GAIN ON       GAIN ON           TOTAL
SEPTEMBER 30              PERIOD    (LOSS)(d)      INVESTMENTS   OPERATIONS   INCOME    INVESTMENTS   INVESTMENTS     DISTRIBUTIONS
----------------------    -------   ----------     -----------   ----------   -------   -----------   -----------     -------------
SMALLCAP EQUITY FUND

CLASS AAA
2005(a)                   $  9.08   $    (0.00)(j) $      1.14   $     1.14        --            --            --                --
2004                         8.18        (0.10)           1.00         0.90        --            --            --                --
2003                         7.49        (0.08)           0.77         0.69        --            --            --                --
2002                         8.86        (0.09)          (1.28)       (1.37)       --            --            --                --
2001                        22.10        (0.16)          (8.12)       (8.28)       --   $     (4.53)  $     (0.43)(f) $       (4.96)
2000                        17.77        (0.27)           5.39         5.12        --         (0.79)           --             (0.79)

CLASS A
2005(a)                   $  9.07   $    (0.01)    $      1.13   $     1.12        --            --            --                --
2004                         8.18        (0.12)           1.01         0.89        --            --            --                --
2003                         7.51        (0.10)           0.77         0.67        --            --            --                --
2002(h)                      9.91        (0.09)          (2.31)       (2.40)       --            --            --                --

CLASS B
2005(a)                   $  8.86   $    (0.04)    $      1.11   $     1.07        --            --            --                --
2004                         8.03        (0.17)           1.00         0.83        --            --            --                --
2003                         7.41        (0.13)           0.75         0.62        --            --            --                --
2002                         8.83        (0.16)          (1.26)       (1.42)       --            --            --                --
2001(e)                     10.41        (0.10)          (1.48)       (1.58)       --            --            --                --

CLASS C
2005(a)                   $  8.99   $    (0.06)    $      1.09   $     1.03        --            --            --                --
2004                         8.15        (0.17)           1.01         0.84        --            --            --                --
2003                         7.47        (0.10)           0.78         0.68        --            --            --                --
2002(h)                      9.91        (0.11)          (2.33)       (2.44)       --            --            --                --

                                                                RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                                ----------------------------------------------------------------------------------
                                        NET                    NET                        EXPENSES        EXPENSES
                                       ASSET                 ASSETS,        NET            NET OF          BEFORE
                          REDEMP-     VALUE,                  END OF     INVESTMENT       WAIVERS/        WAIVERS/       PORTFOLIO
PERIOD ENDED               TION       END OF     TOTAL        PERIOD       INCOME        REIMBURSE-      REIMBURSE-      TURNOVER
SEPTEMBER 30              FEES(d)     PERIOD    RETURN+     (IN 000'S)     (LOSS)         MENTS(b)        MENTS(c)         RATE
----------------------    -------     -------   -------     ----------   ----------      ----------      ----------      ---------
SMALLCAP EQUITY FUND

CLASS AAA
2005(a)                   $ (0.00)(j) $ 10.22      12.6%    $    8,289        (0.05)%(g)       1.51%(g)        2.12%(g)         60%
2004                         0.00(j)     9.08      11.0(i)      12,106        (1.11)           1.51            2.12            260
2003                           --        8.18       9.2         15,721        (1.03)           1.53            1.99            329
2002                           --        7.49     (15.5)        16,212        (0.98)           1.56            1.76            202
2001                           --        8.86     (43.2)        21,768        (1.27)           1.59            1.74            184
2000                           --       22.10      29.4         34,911        (1.39)           1.58            1.63            218

CLASS A
2005(a)                   $ (0.00)(j) $ 10.19      12.4%    $      119        (0.28)%(g)       1.77%(g)        2.40%(g)         60%
2004                         0.00(j)     9.07      10.9(i)         140        (1.31)           1.76            2.37            260
2003                           --        8.18       8.9            112        (1.28)           1.78            2.24            329
2002(h)                        --        7.51     (24.2)            71        (1.23)(g)        1.80(g)         2.01(g)         202

CLASS B
2005(a)                   $ (0.00)(j) $  9.93      12.1%    $       19        (0.79)%(g)       2.26%(g)        2.89%(g)         60%
2004                         0.00(j)     8.86      10.3(i)          20        (1.93)           2.26            2.87            260
2003                           --        8.03       8.4             65        (1.78)           2.28            2.74            329
2002                           --        7.41     (16.1)            31        (1.73)           2.30            2.51            202
2001(e)                        --        8.83     (15.2)            31        (2.02)(g)        2.34(g)         2.49(g)         184

CLASS C
2005(a)                   $ (0.00)(j) $ 10.02      11.5%    $      0.1        (1.32)%(g)       2.25%(g)        2.80%(g)         60%
2004                         0.00(j)     8.99      10.3(i)          10        (1.98)           2.26            2.87            260
2003                           --        8.15       9.1            111        (1.78)           2.28            2.74            329
2002(h)                        --        7.47     (24.6)           0.1        (1.73)(g)        2.30(g)         2.51(g)         202

--------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.

(a)   For the period ended March 31, 2005, unaudited.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the SmallCap Equity Fund Class AAA, SmallCap Equity Fund Class A, SmallCap Equity Fund Class B, and SmallCap Equity Fund Class C would be 1.50%, 1.75%, 2.25% and 2.25%, respectively, for each period.

(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(d)   Per share data is calculated using the average shares outstanding method.

(e) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.

(f)   Return of Capital.

(g)   Annualized.

(h) From November 26, 2001 through September 30, 2002, the period through which Class A Shares and Class C Shares were continuously outstanding.

(i) Total return excluding the effect of the reimbursement from the Fund's Adviser of $51,180 for the year ended September 30, 2004 was 10.6%, 10.5%, 10.0% and 9.9% for Class AAA, Class A, Class B and Class C, respectively. The Adviser fully reimbursed the Fund for a loss on a transaction exceeding the Fund's investment restrictions, which otherwise would have reduced total return by 0.4%, 0.4%, 0.3% and 0.4% for Class AAA, Class A, Class B and Class C, respectively.

(j)   Amount represents less than $.005 per share.

                See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                        OPERATING PERFORMANCE                     DISTRIBUTIONS TO SHAREHOLDERS
                                ---------------------------------------     ----------------------------------------
                                                  NET
                                              REALIZED AND
                   NET ASSET                   UNREALIZED      TOTAL                         NET
                     VALUE,        NET            GAIN         FROM            NET         REALIZED
PERIOD ENDED       BEGINNING    INVESTMENT     (LOSS) ON     INVESTMENT     INVESTMENT     GAIN ON         TOTAL       REDEMPTION
SEPTEMBER 30       OF PERIOD    INCOME(e)     INVESTMENTS    OPERATIONS       INCOME      INVESTMENT    DISTRIBUTION     FEES(e)
------------       ----------   ----------    ------------   ----------     ----------    ----------    ------------   ----------
REALTY FUND

CLASS AAA
2005(a)            $    14.12   $     0.30    $       0.79   $     1.09     $    (0.15)   $    (0.73)   $      (0.88)  $     0.00(h)
2004                    11.87         0.33            2.30         2.63          (0.33)        (0.05)          (0.38)        0.00(h)
2003                    10.03         0.38            1.85         2.23          (0.39)           --           (0.39)          --
2002                     9.76         0.43            0.31         0.74          (0.47)           --           (0.47)          --
2001                     9.10         0.40            0.62         1.02          (0.36)           --           (0.36)          --
2000                     7.61         0.38            1.46         1.84          (0.35)           --           (0.35)          --

CLASS A
2005(a)            $    14.33   $     0.29    $       0.80   $     1.09     $    (0.16)   $    (0.73)   $      (0.89)  $     0.00(h)
2004                    12.00         0.51            2.12         2.63          (0.26)        (0.04)          (0.30)        0.00(h)
2003                    10.04         0.38            1.85         2.23          (0.27)           --           (0.27)          --
2002                     9.76         0.41            0.30         0.71          (0.43)           --           (0.43)          --
2001(f)                  9.24         0.02            0.70         0.72          (0.20)           --           (0.20)          --

CLASS B
2005(a)            $    14.33   $     0.26    $       0.78   $     1.04     $    (0.02)   $    (0.73)   $      (0.75)  $     0.00(h)
2004                    12.04         0.25            2.35         2.60          (0.27)        (0.04)          (0.31)        0.00(h)
2003                    10.07         0.27            1.91         2.18          (0.21)           --           (0.21)          --
2002(g)                  9.90         0.36            0.22         0.58          (0.41)           --           (0.41)          --

CLASS C
2005(a)            $    14.66   $     0.26    $       0.81   $     1.07     $    (0.03)   $    (0.73)   $      (0.76)  $     0.00(h)
2004                    12.32         0.24            2.41         2.65          (0.27)        (0.04)          (0.31)        0.00(h)
2003                    10.26         0.32            1.99         2.31          (0.25)           --           (0.25)          --
2002(g)                  9.90         0.09            0.49         0.58          (0.22)           --           (0.22)          --

                                                 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                               -------------------------------------------------------------------------------------

                      NET                         NET                        EXPENSES      EXPENSES
                     ASSET                      ASSETS,         NET           NET OF        BEFORE
                     VALUE,                      END OF     INVESTMENT       WAIVERS/      WAIVERS/      PORTFOLIO
PERIOD ENDED         END OF       TOTAL          PERIOD       INCOME        REIMBURSE-    REIMBURSE-      TURNOVER
SEPTEMBER 30         PERIOD      RETURN+       (IN 000'S)     (LOSS)         MENTS(b)      MENTS(c)         RATE
------------       ----------  -----------    ------------  -----------     ----------    ----------     -----------
REALTY FUND

CLASS AAA
2005(a)            $    14.33          7.5%   $     17,407         4.08%(d)       1.65%(d)      1.86%(d)         30%
2004                    14.12         22.5          16,472         2.51           1.54          1.85             28
2003                    11.87         22.8          13,923         3.70           1.56          2.05             33
2002                    10.03          7.5           9,122         4.42           1.59          2.61             47
2001                     9.76         11.4           3,526         4.27           1.64          4.51             64
2000                     9.10         24.9           2,845         4.52           1.73          4.14             74

CLASS A
2005(a)            $    14.53          7.3%   $         48         3.85%(d)       1.91%(d)      2.10%(d)         30%
2004                    14.33         22.2               5         3.96           1.79          2.10             28
2003                    12.00         22.6              10         3.45           1.81          2.30             33
2002                    10.04          7.2               3         4.17           1.84          2.86             47
2001(f)                  9.76          7.8               3         4.02(d)        1.90(d)       4.77(d)          64

CLASS B
2005(a)            $    14.62          7.1%   $          2         3.44%(d)       2.40%(d)      2.61%(d)         30%
2004                    14.33         21.8               2         1.86           2.29          2.60             28
2003                    12.04         22.0               2         2.95           2.31          2.80             33
2002(g)                 10.07          5.8              10         3.67(d)        2.34(d)       3.36(d)          47

CLASS C
2005(a)            $    14.97          7.1%   $          9         3.39%(d)       2.39%(d)      2.60%(d)         30%
2004                    14.66         21.7               5         1.79           2.29          2.60             28
2003                    12.32         22.8               4         2.95           2.31          2.80             33
2002(g)                 10.26          5.8             0.1         3.67(d)        2.34(d)       3.36(d)          47

--------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.

(a)   For the period ended March 31, 2005, unaudited.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the Realty Fund Class AAA, Realty Fund Class A, Realty Fund Class B and Realty Fund Class C would be 1.50%, 1.75%, 2.25% and 2.25%, respectively, for each period.

(c)   During  the  period,   certain  fees  were   voluntarily   reduced  and/or
      reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(d)   Annualized.

(e)   Per share data is calculated using the average shares outstanding method.

(f) From May 9, 2001 through September 30, 2001, the period through which Class A Shares were continuously outstanding.

(g) From November 26, 2001 through September 30, 2002, the period through which Class B and C Shares were continuously outstanding.

(h)   Amount represents less than $.005 per share.

                See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                         OPERATING PERFORMANCE                   DISTRIBUTIONS TO SHAREHOLDERS
                                ---------------------------------------     ----------------------------------------
                                                  NET
                                              REALIZED AND
                   NET ASSET                   UNREALIZED       TOTAL                        NET
                     VALUE,        NET            GAIN          FROM           NET         REALIZED
PERIOD ENDED       BEGINNING    INVESTMENT      (LOSS) ON    INVESTMENT     INVESTMENT     GAIN ON          TOTAL     REDEMPTION
SEPTEMBER 30       OF PERIOD    INCOME(g)     INVESTMENTS    OPERATIONS       INCOME      INVESTMENT    DISTRIBUTION   FEES(g)
------------       ----------   ----------    ------------   ----------     ----------    ----------    ------------  ----------
MIGHTY MITES(SM) FUND

CLASS AAA
2005(a)            $    15.07   $     0.00(f) $       1.84   $     1.84             --    $    (1.29)   $      (1.29) $     0.00(f)
2004                    13.42        (0.03)           1.84         1.81             --         (0.16)          (0.16)       0.00(f)
2003                    11.29        (0.03)           2.25         2.22     $    (0.04)        (0.05)          (0.09)         --
2002                    10.99         0.03            0.37         0.40          (0.10)           --           (0.10)         --
2001                    14.00         0.12           (0.59)       (0.47)         (0.08)        (2.46)          (2.54)         --
2000                    12.91         0.05            2.76         2.81          (0.10)        (1.62)          (1.72)         --

CLASS A
2005(a)            $    15.08   $    (0.02)   $       1.84   $     1.82             --    $    (1.29)   $      (1.29) $     0.00(f)
2004                    13.46        (0.06)           1.84         1.78             --         (0.16)          (0.16)       0.00(f)
2003                    11.36        (0.05)           2.26         2.21     $    (0.06)        (0.05)          (0.11)         --
2002(j)                 10.97        (0.01)           0.40         0.39             --            --              --          --
2001                    14.00         0.09           (0.59)       (0.50)         (0.07)        (2.46)          (2.53)         --
2000(e)                 13.48         0.00(f)         0.52         0.52             --            --              --          --

CLASS B
2005(a)            $    14.82   $    (0.05)   $       1.80   $     1.75             --    $    (1.29)   $      (1.29) $     0.00(f)
2004                    13.30        (0.14)           1.82         1.68             --         (0.16)          (0.16)       0.00(f)
2003                    11.24        (0.11)           2.22         2.11             --         (0.05)          (0.05)         --
2002                    10.96        (0.02)           0.34         0.32     $    (0.04)           --           (0.04)         --
2001(h)                 11.92         0.00(f)        (0.96)       (0.96)           --             --              --          --

CLASS C
2005(a)            $    14.77   $    (0.06)   $       1.80   $     1.74             --    $    (1.29)   $      (1.29) $     0.00(f)
2004                    13.25         0.02            1.66         1.68             --         (0.16)          (0.16)       0.00(f)
2003                    11.19        (0.12)           2.23         2.11             --         (0.05)          (0.05)         --
2002                    10.98        (0.06)           0.37         0.31     $    (0.10)           --           (0.10)         --
2001(i)                 12.25         0.00(f)        (1.27)       (1.27)            --            --              --          --

                                                 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                 -----------------------------------------------------------------------------------

                      NET                         NET                        EXPENSES      EXPENSES
                     ASSET                      ASSETS,         NET           NET OF        BEFORE
                     VALUE,                      END OF     INVESTMENT       WAIVERS/      WAIVERS/      PORTFOLIO
PERIOD ENDED         END OF       TOTAL          PERIOD       INCOME        REIMBURSE-    REIMBURSE-      TURNOVER
SEPTEMBER 30         PERIOD      RETURN+       (IN 000'S)     (LOSS)         MENTS(b)      MENTS(c)         RATE
------------       ----------   ----------    ------------  -----------     ----------    ----------    ------------
MIGHTY MITES(SM) FUND

CLASS AAA
2005(a)            $    15.62         12.4%   $     48,303         0.04%(d)       1.50%(d)      1.73%(d)           4%
2004                    15.07         13.6          50,805        (0.20)          1.50          1.66              36
2003                    13.42         19.8          51,138        (0.21)          1.50          1.66              14
2002                    11.29          3.6          31,103         0.27           1.50          1.78              18
2001                    10.99         (2.8)         17,404         0.98           1.52          2.20              66
2000                    14.00         23.0          15,165         0.38           1.50          2.01              66

CLASS A
2005(a)            $    15.61         12.3%   $         44        (0.24)%(d)      1.75%(d)      1.98%(d)           4%
2004                    15.08         13.3              39        (0.42)          1.75          1.91              36
2003                    13.46         19.7              33        (0.46)          1.75          1.91              14
2002(j)                 11.36          3.6               1         0.02           1.75          2.03              18
2001                    10.97         (3.1)             47         0.73           1.77          2.45              66
2000(e)                 14.00          3.9              49         0.13(d)        1.75(d)       2.26(d)           66

CLASS B
2005(a)            $    15.28         12.0%   $        413        (0.72)%(d)      2.25%(d)      2.48%(d)           4%
2004                    14.82         12.7             400        (0.95)          2.25          2.41              36
2003                    13.30         18.9             517        (0.96)          2.25          2.41              14
2002                    11.24          2.9               4        (0.48)          2.25          2.53              18
2001(h)                 10.96         (8.1)              4         0.23(d)        2.27(d)       2.95(d)           66

CLASS C
2005(a)            $    15.22         12.0%   $        345        (0.74)%(d)      2.25%(d)      2.48%(d)           4%
2004                    14.77         12.7             308        (0.89)          2.25          2.41              36
2003                    13.25         19.0              99        (0.96)          2.25          2.41              14
2002                    11.19          2.8              59        (0.48)          2.25          2.53              18
2001(i)                 10.98        (10.4)             19         0.23(d)        2.27(d)       2.95(d)           66

--------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.

(a)   For the period ended March 31, 2005, unaudited.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the Mighty Mites Fund Class AAA, Mighty Mites Fund Class A, Mighty Mites Fund Class B, and Mighty Mites Fund Class C would be 1.50%, 1.75%, 2.25% and 2.25%, respectively, for each period.

(c)   During  the  period,   certain  fees  were   voluntarily   reduced  and/or
      reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(d)   Annualized.

(e)   Period  from June 15, 2000  (offering  date of Class A) to  September  30,
      2000.

(f)   Amount represents less than $0.005 per share.

(g)   Per share data is calculated using the average shares outstanding method.

(h) From June 6, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.

(i) From August 3, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.

(j) From November 26, 2001 through September 30, 2002, the period through which Class A Shares were continuously outstanding. From October 1, 2001 through November 25, 2001, no Class A Shares were outstanding.

                See accompanying notes to financial statements.

                               THE WESTWOOD FUNDS
                               ==================
                              One Corporate Center
                            Rye, New York 10580-1422
                        GENERAL AND ACCOUNT INFORMATION:
                           800-GABELLI [800-422-3554]
                                fax: 914-921-5118
                            website: www.gabelli.com
                            e-mail: info@gabelli.com

                                Board of Trustees

KARL OTTO POHL                                WERNER J. ROEDER, MD
FORMER PRESIDENT                              MEDICAL DIRECTOR
DEUTCHE BUNDESBANK                            LAWRENCE HOSPITAL

ANTHONY J. COLAVITA                           SALVATORE J. ZIZZA
ATTORNEY-AT-LAW                               CHAIRMAN
ANTHONY J. COLAVITA, P.C.                     HALLMARK ELECTRICAL SUPPLIES CORP.

JAMES P. CONN
FORMER CHIEF INVESTMENT OFFICER
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

                                    Officers

BRUCE N. ALPERT                               JAMES E. McKEE
PRESIDENT AND TREASURER                       SECRETARY

PETER D. GOLDSTEIN
CHIEF COMPLIANCE OFFICER


                               INVESTMENT ADVISER
                               ------------------
                             Gabelli Advisers, Inc.

                             INVESTMENT SUB-ADVISER
                             ----------------------
                         Westwood Management Corporation

                                   DISTRIBUTOR
                                   -----------
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                                    ---------
                              The Bank of New York

                                  LEGAL COUNSEL
                                  -------------
                      Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------------------------
This report is submitted for the information of the shareholders of The Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GABWWQ105SR

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees has a Nominating Committee comprised of three "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Trustees, namely Anthony J. Colavita, James P. Conn and Werner J. Roeder. The Nominating Committee is responsible for identifying and recommending to the Board of Trustees individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Trustee candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Trustees, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To recommend a candidate for consideration by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

o The name of the shareholder and evidence of the person's ownership of shares of the Trust, including the number of shares owned and the length of time of ownership; o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Trustee of the Trust and the person's consent to be named as a Trustee if selected by the Nominating Committee and nominated by the Board of Trustees; and o If requested by the Nominating Committee, a completed and signed Trustees questionnaire.

The shareholder recommendation and information described above must be sent to the Trust's Secretary c/o Gabelli Funds, LLC, James E. McKee, and must be received by the Secretary no less than 120 days prior to the anniversary date of the Trust's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Trustee of the Trust are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Trustees' oversight on the business and affairs of the Trust and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Trust. The Nominating Committee also seeks to have the Board of Trustees represent a diversity of backgrounds and experience.

The Board of Trustees has adopted a Nominating Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1)  Not applicable.

   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.

   (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Westwood Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     June 6, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           and Principal Financial Officer

Date     June 6, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.